UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Gregory F. Niland

Capital Income Builder

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Income Builder® Semi-annual report for the six months ended April 30, 2020

Seeking income
growth opportunities
from around
the world

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Capital Income Builder seeks to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–13.58%	0.48%	4.55%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated January 1, 2020. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of May 31, 2020, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.70%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are Capital Income Builder’s results for the six months ended April 30, 2020. Also shown are the results of its primary and secondary benchmarks, and its Lipper peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/CAIBX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended April 30, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 7/30/87)

Capital Income Builder (Class A shares)	–7.16%	–4.49%	2.23%	5.76%	8.56%
MSCI ACWI (All Country World Index)[1,2]	–7.68	–4.96	4.37	6.94	6.64
Bloomberg Barclays U.S. Aggregate Index[2]	4.86	10.84	3.80	3.96	6.34
70%/30% MSCI ACWI/Bloomberg Barclays Index[1,2,3]	–3.68	0.08	4.43	6.29	6.83
Lipper Global Equity Income Funds Average[4]	–12.28	–9.62	1.71	5.03	—

[1]	From July 30, 1987, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Sources: MSCI, Bloomberg Index Services Ltd.
[3]	The 70%/30% MSCI ACWI/Bloomberg Barclays Index blends the MSCI ACWI with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Results assume the blend is rebalanced monthly.
[4]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: Refinitiv Lipper.

Capital Income Builder	1

Summary investment portfolio April 30, 2020	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	58.71%
United Kingdom	9.66
Eurozone*	7.69
Canada	4.30
Switzerland	4.13
Hong Kong	2.75
China	1.17
Japan	1.10
Taiwan	1.09
Other countries	2.61
Short-term securities & other assets less liabilities	6.79
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Common stocks 67.57%	Shares	Value (000)
Health care 11.60%
Gilead Sciences, Inc.	28,535,040	$2,396,942
Amgen Inc.	8,746,280	2,092,285
Novartis AG1	19,991,425	1,705,390
GlaxoSmithKline PLC[1]	74,093,800	1,551,241
AbbVie Inc.	18,678,100	1,535,340
AstraZeneca PLC[1]	5,829,748	611,566
AstraZeneca PLC (ADR)	3,333,200	174,260
Other securities		875,344
		10,942,368

Consumer staples 9.80%
British American Tobacco PLC[1]	38,429,211	1,492,386
British American Tobacco PLC (ADR)	11,432,857	436,163
Philip Morris International Inc.	23,395,100	1,745,274
Coca-Cola Co.	22,454,900	1,030,455
General Mills, Inc.	13,027,395	780,211
Nestlé SA1	6,054,850	639,611

2	Capital Income Builder

	Shares	Value (000)
Altria Group, Inc.	14,542,300	$570,785
Imperial Brands PLC[1]	21,411,882	453,179
Other securities		2,096,144
		9,244,208

Financials 9.29%
Zurich Insurance Group AG1	3,691,560	1,176,787
CME Group Inc., Class A	4,589,889	817,964
Truist Financial Corp.	12,867,105	480,200
Münchener Rückversicherungs-Gesellschaft AG1	1,982,847	436,950
JPMorgan Chase & Co.	4,115,100	394,062
Other securities		5,458,943
		8,764,906

Utilities 7.91%
E.ON SE1	127,683,228	1,277,959
Dominion Energy, Inc.	15,771,656	1,216,468
Iberdrola, SA, non-registered shares[1]	65,136,361	652,964
SSE PLC[1]	41,368,308	652,013
Duke Energy Corp.	5,126,300	433,993
EDP - Energias de Portugal, SA1	102,452,644	432,691
Enel SpA[1]	60,965,188	417,377
National Grid PLC[1]	35,164,353	413,909
Other securities		1,970,821
		7,468,195

Information technology 7.25%
Broadcom Inc.	7,839,700	2,129,419
Microsoft Corp.	10,833,060	1,941,393
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	76,148,756	765,254
Intel Corp.	9,209,910	552,410
Other securities		1,451,803
		6,840,279

Real estate 5.68%
Crown Castle International Corp. REIT	13,234,538	2,109,982
Digital Realty Trust, Inc. REIT	3,232,590	483,240
Link Real Estate Investment Trust REIT[1]	46,135,000	409,195
Other securities		2,360,562
		5,362,979

Energy 4.28%
TC Energy Corp. (CAD denominated)	12,251,235	563,824
TC Energy Corp.	2,284,199	105,895
Enbridge Inc. (CAD denominated)	21,588,298	661,476
Chevron Corp.	6,843,740	629,624
Royal Dutch Shell PLC, Class B1	26,809,700	435,173
Royal Dutch Shell PLC, Class B (ADR)	831,600	26,586
Exxon Mobil Corp.	8,669,000	402,848
Other securities		1,209,930
		4,035,356

Capital Income Builder	3

Common stocks (continued)	Shares	Value (000)
Industrials 3.99%
United Parcel Service, Inc., Class B	5,172,000	$489,582
VINCI SA1	5,825,169	477,483
Lockheed Martin Corp.	1,111,990	432,631
Raytheon Technologies Corp.	6,230,200	403,779
Other securities		1,957,703
		3,761,178

Communication services 3.89%
Verizon Communications Inc.	12,516,636	719,081
BCE Inc. (CAD denominated)	16,704,900	675,541
Nippon Telegraph and Telephone Corp.[1]	20,306,000	462,617
Other securities		1,817,173
		3,674,412

Materials 1.96%
Dow Inc.	14,220,212	521,740
Other securities		1,330,477
		1,852,217

Consumer discretionary 1.92%
Other securities		1,807,388

Total common stocks (cost: $58,997,547,000)		63,753,486

Preferred securities 0.08%
Other 0.08%
Other securities		74,111

Total preferred securities (cost: $79,149,000)		74,111

Rights & warrants 0.00%
Energy 0.00%
Other securities		2

Total rights & warrants (cost: $28,000)		2

Convertible stocks 1.04%
Utilities 0.44%
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	897,800	88,191
Other securities		332,842
		421,033

Information technology 0.35%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	329,212	334,953

Real estate 0.14%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	92,767	129,224

4	Capital Income Builder

	Shares	Value (000)
Industrials 0.11%
Other securities		$100,859

Total convertible stocks (cost: $980,102,000)		986,069

Convertible bonds 0.02%	Principal amount (000)
Consumer discretionary 0.02%
Other securities		18,832

Total convertible bonds (cost: $11,153,000)		18,832

Bonds, notes & other debt instruments 24.50%
U.S. Treasury bonds & notes 8.30%
U.S. Treasury 7.18%
U.S. Treasury 6.25% 2023	$350,000	419,016
U.S. Treasury 7.50% 2024[2]	331,274	438,369
U.S. Treasury 6.125% 2027[2]	317,000	448,606
U.S. Treasury 0.50%–8.75% 2020–2049[2]	4,419,965	5,462,362
		6,768,353

U.S. Treasury inflation-protected securities 1.12%
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2023–2049[3]	968,645	1,058,734

Total U.S. Treasury bonds & notes		7,827,087

Corporate bonds & notes 7.85%
Financials 1.40%
Other securities		1,316,816

Health care 1.16%
AbbVie Inc. 2.30%–4.88% 2020–2049[4]	142,003	152,185
Amgen Inc. 2.45%–3.38% 2030–2050	31,680	33,271
GlaxoSmithKline PLC 3.375% 2023	25,000	26,804
Novartis Capital Corp. 1.75%–2.75% 2025–2050	27,430	28,968
Other securities		854,713
		1,095,941

Utilities 0.69%
Dominion Resources, Inc. 2.00%–3.38% 2021–2030	29,445	31,507
Dominion Resources, Inc., junior subordinated, 3.071% 2024[5]	5,225	5,499
Virginia Electric and Power Co. 3.30%–3.80% 2022–2049	10,640	11,788
Other securities		605,586
		654,380

Consumer staples 0.68%
British American Tobacco PLC 3.22%–4.91% 2024–2049	90,096	94,398
Coca-Cola Co. 1.75%–3.45% 2024–2030	25,483	27,227
Philip Morris International Inc. 2.10%–2.63% 2022–2030	27,845	28,326
Reynolds American Inc. 3.25%–5.85% 2020–2045	32,582	35,755
Other securities		456,132
		641,838

Capital Income Builder	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Information technology 0.40%
Broadcom Inc. 4.70%–5.00% 2025–2030[4]	$60,370	$67,009
Broadcom Ltd. 3.50%–3.88% 2024–2028	36,752	38,010
Microsoft Corp. 1.55%–3.70% 2021–2046	23,055	24,234
Other securities		245,526
		374,779

Other corporate bonds & notes 3.52%
Other securities		3,326,398

Total corporate bonds & notes		7,410,152

Mortgage-backed obligations 7.84%
Federal agency mortgage-backed obligations 7.48%
Fannie Mae 0%–7.50% 2021–2050[6,7]	1,530,027	1,652,163
Uniform Mortgage-Backed Security 2.00% 2035[6,8]	1,583,895	1,629,000
Uniform Mortgage-Backed Security 3.50% 2050[6,8]	868,000	917,818
Uniform Mortgage-Backed Securities 2.50%–4.50% 2035–2050[1,6,8]	644,757	680,369
Other securities		2,186,583
		7,065,933

Other mortgage-backed obligations 0.36%
Other securities		326,527

Total mortgage-backed obligations		7,392,460

Federal agency bonds & notes 0.04%
Fannie Mae 2.125% 2026	37,230	40,339

Other bonds & notes 0.47%
Other securities		446,534

Total bonds, notes & other debt instruments (cost: $21,959,251,000)		23,116,572

Short-term securities 9.39%	Shares
Money market investments 9.39%
Capital Group Central Cash Fund 0.52%[9,10]	88,446,274	8,847,281
Blackrock FedFund 0.21%[9,11]	5,000,000	5,000
Invesco Short-term Investments Trust - Government & Agency Portfolio 0.20%[9,11]	4,290,000	4,290
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 0.15%[9,11]	2,000,000	2,000
		8,858,571

Total short-term securities (cost: $8,858,150,000)		8,858,571
Total investment securities 102.60% (cost: $90,885,380,000)		96,807,643
Other assets less liabilities (2.60)%		(2,456,565)

Net assets 100.00%		$94,351,078

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

6	Capital Income Builder

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $88,000, which represented less than .01% of the net assets of the fund. “Other securities” also includes securities on loan. The total value of securities on loan was $165,847,000, which represented .18% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [12]	Value at 4/30/2020 (000) [13]	Unrealized appreciation (depreciation) at 4/30/2020 (000)
90 Day Euro Dollar Futures	Short	158	March 2022	$(39,500)	$(39,389)	$3
2 Year U.S. Treasury Note Futures	Long	25,678	July 2020	5,135,600	5,660,193	90,110
5 Year U.S. Treasury Note Futures	Long	20,072	July 2020	2,007,200	2,518,722	37,627
10 Year Ultra U.S. Treasury Note Futures	Long	1,555	June 2020	155,500	244,184	9,521
10 Year U.S. Treasury Note Futures	Short	2,814	June 2020	(281,400)	(391,322)	(4,162)
20 Year U.S. Treasury Bond Futures	Short	236	June 2020	(23,600)	(42,723)	(2,838)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,206	June 2020	220,600	495,867	42,209
						$172,470

Forward currency contracts

				Unrealized
Contract amount				depreciation
Purchases	Sales		Settlement	at 4/30/2020
(000)	(000)	Counterparty	date	(000)
USD410	EUR380	Goldman Sachs	6/5/2020	$(6)

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	appreciation
				Value at	payments/	(depreciation)
		Expiration	Notional	4/30/2020	receipts	at 4/30/2020
Receive	Pay	date	(000)	(000)	(000)	(000)
1.454%	U.S. EFFR	12/10/2020	$1,216,600	$7,664	$—	$7,664
1.4555%	U.S. EFFR	12/10/2020	1,028,400	6,488	—	6,488
1.491%	U.S. EFFR	12/16/2020	1,127,475	7,737	—	7,737
1.487%	U.S. EFFR	12/16/2020	1,112,525	7,606	—	7,606
1.4995%	U.S. EFFR	12/20/2020	2,250,000	16,160	—	16,160
1.426%	U.S. EFFR	2/11/2021	1,200,000	11,928	—	11,928
1.424%	U.S. EFFR	2/11/2021	1,200,000	11,909	—	11,909
3-month USD-LIBOR	2.18075%	3/29/2024	30,600	(2,151)	—	(2,151)
3-month USD-LIBOR	2.194%	3/29/2024	30,800	(2,181)	—	(2,181)
3-month USD-LIBOR	2.21875%	3/29/2024	32,300	(2,319)	—	(2,319)

Capital Income Builder	7

Swap contracts (continued)

Interest rate swaps (continued)

						Unrealized
					Upfront	appreciation
				Value at	payments/	(depreciation)
		Expiration	Notional	4/30/2020	receipts	at 4/30/2020
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	2.32658%	5/2/2024	$139,300	$(10,991)	$—	$(10,991)
3-month USD-LIBOR	2.322%	5/2/2024	591,400	(46,554)	—	(46,554)
3-month USD-LIBOR	2.325%	5/2/2024	1,358,600	(107,111)	—	(107,111)
3-month USD-LIBOR	2.3075%	5/3/2024	591,800	(46,274)	—	(46,274)
3-month USD-LIBOR	1.84%	12/20/2029	730,000	(84,079)	—	(84,079)
3-month USD-LIBOR	2.007%	12/19/2049	78,600	(25,626)	—	(25,626)
3-month USD-LIBOR	2.068%	12/24/2049	83,720	(28,681)	—	(28,681)
					$—	$(286,475)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended April 30, 2020, appear below.

	Beginning			Ending
	shares	Additions	Reductions	shares
Common stocks 0.47%
Consumer staples 0.03%
Convenience Retail Asia Ltd.[1]	51,330,000	—	—	51,330,000
Utilities 0.00%
E.ON SE1,14	142,015,200	1,500,000	15,831,972	127,683,228
Information technology 0.00%
VTech Holdings Ltd.[1,14]	20,089,300	—	12,863,600	7,225,700
Real estate 0.19%
TAG Immobilien AG1	11,719,901	—	3,470,500	8,249,401
Industrials 0.14%
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[1]	6,052,516	1,208,160	—	7,260,676
Communication services 0.11%
Euskaltel, SA, non-registered shares[1]	11,611,000	—	—	11,611,000
Zegona Communications PLC[1]	14,394,740	—	—	14,394,740
Gannett Co., Inc.[14]	8,547,400	—	8,547,400	—
Consumer discretionary 0.00%
Six Flags Entertainment Corp.[14]	5,487,000	—	5,487,000	—
AA PLC[1,14]	35,437,759	—	35,437,759	—
Dine Brands Global, Inc.[14]	1,095,551	—	1,095,551	—
Short-term securities 9.38%
Money market investments 9.38%
Capital Group Central Cash Fund 0.52%[9]	42,069,453	112,014,753	65,637,932	88,446,274

8	Capital Income Builder

		Net
	Net	unrealized		Value of
	realized	appreciation	Dividend	affiliates at
	loss	(depreciation)	income	4/30/2020
	(000)	(000)	(000)	(000)
Common stocks 0.47%
Consumer staples 0.03%
Convenience Retail Asia Ltd.[1]	$—	$2,204	$—	$26,900
Utilities 0.00%
E.ON SE1,14	(25,554)	4,578	—	—
Information technology 0.00%
VTech Holdings Ltd.[1,14]	(56,665)	42,392	3,415	—
Real estate 0.19%
TAG Immobilien AG1	(247)	(21,407)	—	180,548
Industrials 0.14%
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[1]	—	(21,422)	5,843	129,494
Communication services 0.11%
Euskaltel, SA, non-registered shares[1]	—	(15,338)	1,803	92,663
Zegona Communications PLC[1]	—	(1,386)	373	15,955
Gannett Co., Inc.[14]	(26,453)	15,779	—	—
				108,618
Consumer discretionary 0.00%
Six Flags Entertainment Corp.[14]	(130,925)	30,271	5,144	—
AA PLC[1,14]	(101,922)	88,848	—	—
Dine Brands Global, Inc.[14]	(80,973)	27,216	1,482	—
				—
Total common stocks				445,560
Short-term securities 9.38%
Money market investments 9.38%
Capital Group Central Cash Fund 0.52%[9]	(84)	(395)	34,721	8,847,281
Total 9.85%	$(422,823)	$151,340	$52,781	$9,292,841

Capital Income Builder	9

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $26,269,191,000, which represented 27.84% of the net assets of the fund. This amount includes $26,039,983,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $202,682,000, which represented .21% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,184,141,000, which represented 2.31% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Purchased on a TBA basis.
[9]	Rate represents the seven-day yield at 4/30/2020.
[10]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[11]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
[14]	Unaffiliated issuer at 4/30/2020.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

EFFR = Effective Federal Funds Rate

EUR = Euros

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

10	Capital Income Builder

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2020	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $81,592,961)	$87,514,802
Affiliated issuers (cost: $9,292,419)	9,292,841	$96,807,643
Cash		10,383
Cash denominated in currencies other than U.S. dollars (cost: $9,709)		9,708
Receivables for:
Sales of investments	6,659,819
Sales of fund’s shares	54,597
Dividends and interest	450,049
Securities lending income	60
Variation margin on futures contracts	2,267
Variation margin on swap contracts	1,183
Other	2,110	7,170,085
		103,997,819
Liabilities:
Collateral for securities on loan		11,290
Unrealized depreciation on open forward currency contracts		6
Payables for:
Purchases of investments	9,512,139
Repurchases of fund’s shares	75,495
Investment advisory services	16,192
Services provided by related parties	18,697
Trustees’ deferred compensation	1,565
Variation margin on futures contracts	1,942
Variation margin on swap contracts	1,815
Other	7,600	9,635,445
Net assets at April 30, 2020		$94,351,078

Net assets consist of:
Capital paid in on shares of beneficial interest		$92,722,328
Total distributable earnings		1,628,750
Net assets at April 30, 2020		$94,351,078

See notes to financial statements.

Capital Income Builder	11

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,687,335 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$57,252,284	1,023,802		$55.92
Class C	2,806,551	50,091		56.03
Class T	9	—	*	55.92
Class F-1	3,534,691	63,214		55.92
Class F-2	10,140,545	181,488		55.87
Class F-3	4,087,406	73,113		55.91
Class 529-A	2,065,807	36,955		55.90
Class 529-C	308,350	5,507		55.99
Class 529-E	71,873	1,285		55.92
Class 529-T	11	—	*	55.93
Class 529-F-1	106,945	1,913		55.90
Class R-1	68,008	1,215		55.97
Class R-2	392,842	7,022		55.94
Class R-2E	40,944	735		55.69
Class R-3	705,534	12,615		55.93
Class R-4	486,312	8,699		55.91
Class R-5E	51,145	916		55.84
Class R-5	283,477	5,068		55.94
Class R-6	11,948,344	213,697		55.91

*	Amount less than one thousand.

See notes to financial statements.

12	Capital Income Builder

Statement of operations	unaudited
for the six months ended April 30, 2020	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $50,456; also includes $52,781 from affiliates)	$1,545,061
Interest (net of non-U.S. taxes of $4)	338,846
Securities lending income (net of fees)	225	$1,884,132
Fees and expenses*:
Investment advisory services	115,108
Distribution services	109,606
Transfer agent services	38,906
Administrative services	15,344
Reports to shareholders	2,798
Registration statement and prospectus	782
Trustees’ compensation	142
Auditing and legal	350
Custodian	2,500
Other	987	286,523
Net investment income		1,597,609

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(3,227,732)
Affiliated issuers	(422,823)
Futures contracts	83,897
Forward currency contracts	18
Swap contracts	(33,956)
Currency transactions	(925)	(3,601,521)
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(5,788,797)
Affiliated issuers	151,340
Futures contracts	181,049
Forward currency contracts	(5)
Swap contracts	(121,117)
Currency translations	507	(5,577,023)
Net realized loss and unrealized depreciation		(9,178,544)

Net decrease in net assets resulting from operations		$(7,580,935)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

Capital Income Builder	13

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	April 30, 2020*	October 31, 2019
Operations:
Net investment income	$1,597,609	$3,327,411
Net realized (loss) gain	(3,601,521)	1,436,547
Net unrealized (depreciation) appreciation	(5,577,023)	5,701,721
Net (decrease) increase in net assets resulting from operations	(7,580,935)	10,465,679

Distributions paid to shareholders	(2,881,529)	(3,657,716)

Net capital share transactions	(666,188)	(981,900)

Total (decrease) increase in net assets	(11,128,652)	5,826,063

Net assets:
Beginning of period	105,479,730	99,653,667
End of period	$94,351,078	$105,479,730

*	Unaudited.

See notes to financial statements.

14	Capital Income Builder

Notes to financial statements	unaudited

1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Capital Income Builder	15

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

16	Capital Income Builder

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Capital Income Builder	17

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

18	Capital Income Builder

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Capital Income Builder	19

The following tables present the fund’s valuation levels as of April 30, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$6,808,717	$4,133,651	$—	$10,942,368
Consumer staples	5,177,382	4,066,826	—	9,244,208
Financials	4,418,576	4,346,330	—	8,764,906
Utilities	2,866,097	4,602,098	—	7,468,195
Information technology	5,755,750	1,084,529	—	6,840,279
Real estate	3,641,172	1,721,807	—	5,362,979
Energy	3,076,245	959,111	—	4,035,356
Industrials	1,852,637	1,908,541	—	3,761,178
Communication services	2,052,626	1,621,786	—	3,674,412
Materials	1,018,188	834,029	—	1,852,217
Consumer discretionary	1,031,106	776,282	—	1,807,388
Preferred securities	—	74,111	—	74,111
Rights & warrants	—	—	2	2
Convertible stocks	986,069	—	—	986,069
Convertible bonds	—	18,832	—	18,832
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	7,827,087	—	7,827,087
Corporate bonds & notes	—	7,410,152	—	7,410,152
Mortgage-backed obligations	—	7,392,460	—	7,392,460
Federal agency bonds & notes	—	40,339	—	40,339
Other bonds & notes	—	446,534	—	446,534
Short-term securities	8,858,571	—	—	8,858,571
Total	$47,543,136	$49,264,505	$2	$96,807,643

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$179,470	$—	$—	$179,470
Unrealized appreciation on interest rate swaps	—	69,492	—	69,492
Liabilities:
Unrealized depreciation on futures contracts	(7,000)	—	—	(7,000)
Unrealized depreciation on open forward currency contracts	—	(6)	—	(6)
Unrealized depreciation on interest rate swaps	—	(355,967)	—	(355,967)
Total	$172,470	$(286,481)	$—	$(114,011)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

20	Capital Income Builder

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price

Capital Income Builder	21

fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the

22	Capital Income Builder

fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2020, the total value of securities on loan was $165,847,000, and the total value of collateral received was $174,270,000. Collateral received includes cash of $11,290,000 and U.S. government securities of $162,980,000. Investment securities purchased from cash collateral of $11,290,000 are disclosed in the summary investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Capital Income Builder	23

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $10,972,367,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $84,596,000.

24	Capital Income Builder

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $28,028,017,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts and interest rate swaps as of, or for the six months ended, April 30, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$179,470	Unrealized depreciation*	$7,000
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	Unrealized depreciation on open forward currency contracts	6
Swap	Interest	Unrealized appreciation*	69,492	Unrealized depreciation*	355,967
			$248,962		$362,973

See end of tables for footnote.

Capital Income Builder	25

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$83,897	Net unrealized appreciation on futures contracts	$181,049
Forward currency	Currency	Net realized gain on forward currency contracts	18	Net unrealized depreciation on forward currency contracts	(5)
Swap	Interest	Net realized loss on swap contracts	(33,956)	Net unrealized depreciation on swap contracts	(121,117)
			$49,959		$59,927

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event that the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s summary investment portfolio. For futures contracts and interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

26	Capital Income Builder

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2020, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Liabilities:
Goldman Sachs	$6	$—	$—	$—	$6

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Capital Income Builder	27

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$459,456
Undistributed long-term capital gains	1,012,954

As of April 30, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$12,439,312
Gross unrealized depreciation on investments	(7,592,537)
Net unrealized appreciation on investments	4,846,775
Cost of investments	91,846,857

28	Capital Income Builder

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2020						Year ended October 31, 2019
					Total					Total
	Ordinary		Long-term		distributions		Ordinary		Long-term	distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class A	$1,130,733		$623,822		$1,754,555		$2,281,484		$—	$2,281,484
Class C	44,554		31,904		76,458		101,725		—	101,725
Class T	—	†	—	†	—	†	—	†	—	—	†
Class F-1	68,992		38,363		107,355		140,835		—	140,835
Class F-2	211,267		108,221		319,488		386,951		—	386,951
Class F-3	86,889		42,824		129,713		158,085		—	158,085
Class 529-A	39,677		22,073		61,750		79,578		—	79,578
Class 529-C	4,772		3,482		8,254		10,942		—	10,942
Class 529-E	1,306		781		2,087		2,714		—	2,714
Class 529-T	—	†	—	†	—	†	—	†	—	—	†
Class 529-F-1	2,159		1,106		3,265		4,108		—	4,108
Class R-1	1,075		785		1,860		2,552		—	2,552
Class R-2	6,096		4,382		10,478		13,148		—	13,148
Class R-2E	702		449		1,151		1,399		—	1,399
Class R-3	12,784		7,903		20,687		27,283		—	27,283
Class R-4	9,812		5,508		15,320		23,544		—	23,544
Class R-5E	900		432		1,332		892		—	892
Class R-5	6,049		3,099		9,148		10,065		—	10,065
Class R-6	240,620		118,008		358,628		412,411		—	412,411
Total	$1,868,387		$1,013,142		$2,881,529		$3,657,716		$—	$3,657,716

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $100,000,000 of the fund’s monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. For the six months ended April 30, 2020, the investment advisory services fee was $115,108,000, which was equivalent to an annualized rate of 0.225% of average daily net assets.

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Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2020, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

30	Capital Income Builder

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Capital Income Builder	31

For the six months ended April 30, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$79,762	$25,984		$9,404		Not applicable
Class C	15,742	1,330		476		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	4,800	2,501		579		Not applicable
Class F-2	Not applicable	6,056		1,641		Not applicable
Class F-3	Not applicable	102		659		Not applicable
Class 529-A	2,628	839		334		$700
Class 529-C	1,683	132		52		109
Class 529-E	193	13		12		25
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	42		17		36
Class R-1	385	42		12		Not applicable
Class R-2	1,635	787		65		Not applicable
Class R-2E	136	50		7		Not applicable
Class R-3	1,960	618		117		Not applicable
Class R-4	682	279		82		Not applicable
Class R-5E	Not applicable	35		7		Not applicable
Class R-5	Not applicable	69		46		Not applicable
Class R-6	Not applicable	27		1,834		Not applicable
Total class-specific expenses	$109,606	$38,906		$15,344		$870

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $142,000 in the fund’s statement of operations reflects $290,000 in current fees (either paid in cash or deferred) and a net decrease of $148,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

32	Capital Income Builder

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $761,417,000 and $830,577,000, respectively, which generated $102,085,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2020.

Capital Income Builder	33

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of						Net (decrease)
	Sales*		distributions				Repurchases*		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$1,812,032	30,272	$1,718,360		29,382		$(5,074,299)	(87,725)	$(1,543,907)	(28,071)
Class C	130,534	2,172	75,125		1,269		(482,112)	(8,140)	(276,453)	(4,699)
Class T	—	—	—		—		—	—	—	—
Class F-1	212,615	3,525	103,954		1,777		(400,123)	(6,839)	(83,554)	(1,537)
Class F-2	1,395,653	23,499	306,780		5,268		(1,574,758)	(27,351)	127,675	1,416
Class F-3	590,354	9,748	127,660		2,196		(563,506)	(9,840)	154,508	2,104
Class 529-A	111,597	1,837	61,725		1,056		(189,757)	(3,146)	(16,435)	(253)
Class 529-C	18,845	311	8,249		139		(60,348)	(992)	(33,254)	(542)
Class 529-E	3,494	58	2,086		35		(8,123)	(135)	(2,543)	(42)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	10,245	168	3,263		56		(10,345)	(172)	3,163	52
Class R-1	3,662	61	1,857		31		(13,381)	(223)	(7,862)	(131)
Class R-2	42,689	710	10,462		177		(76,832)	(1,293)	(23,681)	(406)
Class R-2E	4,610	78	1,151		20		(10,071)	(171)	(4,310)	(73)
Class R-3	64,792	1,083	20,651		352		(136,955)	(2,288)	(51,512)	(853)
Class R-4	49,059	813	15,291		261		(106,482)	(1,787)	(42,132)	(713)
Class R-5E	17,733	296	1,331		23		(6,100)	(102)	12,964	217
Class R-5	23,237	388	9,139		157		(44,388)	(738)	(12,012)	(193)
Class R-6	1,295,974	22,076	358,618		6,170		(521,435)	(8,932)	1,133,157	19,314
Total net increase (decrease)	$5,787,125	97,095	$2,825,702		48,369		$(9,279,015)	(159,874)	$(666,188)	(14,410)

34	Capital Income Builder

			Reinvestments of						Net (decrease)
	Sales*		distributions				Repurchases*		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$3,552,496	59,553	$2,229,973		37,913		$(8,188,440)	(137,533)	$(2,405,971)	(40,067)
Class C	277,740	4,651	99,753		1,697		(1,108,716)	(18,526)	(731,223)	(12,178)
Class T	—	—	—		—		—	—	—	—
Class F-1	459,730	7,687	136,341		2,318		(845,572)	(14,153)	(249,501)	(4,148)
Class F-2	2,791,495	46,685	369,164		6,274		(2,561,483)	(43,118)	599,176	9,841
Class F-3	1,281,185	21,444	149,872		2,541		(1,027,389)	(17,154)	403,668	6,831
Class 529-A	223,594	3,741	79,555		1,352		(387,298)	(6,482)	(84,149)	(1,389)
Class 529-C	41,640	698	10,940		186		(129,261)	(2,160)	(76,681)	(1,276)
Class 529-E	7,418	124	2,712		46		(17,645)	(296)	(7,515)	(126)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	23,330	390	4,106		70		(23,754)	(397)	3,682	63
Class R-1	8,515	142	2,552		44		(34,297)	(572)	(23,230)	(386)
Class R-2	75,314	1,261	13,134		224		(145,970)	(2,447)	(57,522)	(962)
Class R-2E	14,815	249	1,399		24		(9,476)	(159)	6,738	114
Class R-3	126,084	2,110	27,240		464		(232,537)	(3,893)	(79,213)	(1,319)
Class R-4	114,138	1,907	23,506		401		(332,378)	(5,528)	(194,734)	(3,220)
Class R-5E	31,166	520	891		15		(10,825)	(186)	21,232	349
Class R-5	154,463	2,535	10,049		170		(67,579)	(1,126)	96,933	1,579
Class R-6	1,865,535	31,191	412,400		6,994		(481,525)	(8,036)	1,796,410	30,149
Total net increase (decrease)	$11,048,658	184,888	$3,573,587		60,733		$(15,604,145)	(261,766)	$(981,900)	(16,145)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $45,845,046,000 and $39,874,320,000, respectively, during the six months ended April 30, 2020.

Capital Income Builder	35

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
4/30/2020[4,5]	$61.99	$.92	$(5.30)	$(4.38)
10/31/2019	58.01	1.94	4.18	6.12
10/31/2018	62.81	1.95	(3.81)	(1.86)
10/31/2017	57.48	2.07	5.29	7.36
10/31/2016	57.96	1.91	(.37)	1.54
10/31/2015	60.76	1.97	(2.38)	(.41)
Class C:
4/30/2020[4,5]	62.07	.70	(5.29)	(4.59)
10/31/2019	58.07	1.48	4.19	5.67
10/31/2018	62.86	1.47	(3.83)	(2.36)
10/31/2017	57.51	1.59	5.30	6.89
10/31/2016	57.98	1.46	(.37)	1.09
10/31/2015	60.77	1.50	(2.39)	(.89)
Class T:
4/30/2020[4,5]	62.00	1.00	(5.31)	(4.31)
10/31/2019	58.02	2.08	4.18	6.26
10/31/2018	62.83	2.09	(3.83)	(1.74)
10/31/2017[4,10]	59.80	1.26	2.83	4.09
Class F-1:
4/30/2020[4,5]	61.98	.91	(5.30)	(4.39)
10/31/2019	58.00	1.90	4.18	6.08
10/31/2018	62.81	1.91	(3.83)	(1.92)
10/31/2017	57.48	2.02	5.30	7.32
10/31/2016	57.96	1.87	(.37)	1.50
10/31/2015	60.77	1.93	(2.39)	(.46)
Class F-2:
4/30/2020[4,5]	61.95	.99	(5.31)	(4.32)
10/31/2019	57.97	2.05	4.19	6.24
10/31/2018	62.78	2.06	(3.82)	(1.76)
10/31/2017	57.45	2.18	5.29	7.47
10/31/2016	57.94	2.01	(.36)	1.65
10/31/2015	60.74	2.08	(2.38)	(.30)
Class F-3:
4/30/2020[4,5]	61.98	1.02	(5.30)	(4.28)
10/31/2019	58.01	2.12	4.17	6.29
10/31/2018	62.81	2.13	(3.82)	(1.69)
10/31/2017[4,11]	58.52	1.66	4.27	5.93

36	Capital Income Builder

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$(1.09)	$(.60)	$(1.69)	$55.92	(7.16)%[6]	$57,252		.61%[7]		3.08%[7]
(2.14)	—	(2.14)	61.99	10.79	65,201		.60		3.23
(2.15)	(.79)	(2.94)	58.01	(3.16)	63,346		.58		3.18
(2.03)	—	(2.03)	62.81	13.00	71,498		.59		3.43
(2.02)	—	(2.02)	57.48	2.74	69,127		.60		3.34
(2.39)	—	(2.39)	57.96	(.69)	70,041		.59		3.31

(.85)	(.60)	(1.45)	56.03	(7.49)[6]	2,807		1.34	[7]	2.33	[7]
(1.67)	—	(1.67)	62.07	9.95	3,401		1.36		2.47
(1.64)	(.79)	(2.43)	58.07	(3.94)	3,889		1.37		2.39
(1.54)	—	(1.54)	62.86	12.12	5,065		1.39		2.64
(1.56)	—	(1.56)	57.51	1.92	5,822		1.40		2.54
(1.90)	—	(1.90)	57.98	(1.48)	6,367		1.38		2.51

(1.17)	(.60)	(1.77)	55.92	(7.03)[6,8]	—	[9]	.34	[7,8]	3.35	[7,8]
(2.28)	—	(2.28)	62.00	11.06 [8]	—	[9]	.36	[8]	3.48	[8]
(2.28)	(.79)	(3.07)	58.02	(2.96)[8]	—	[9]	.36	[8]	3.40	[8]
(1.06)	—	(1.06)	62.83	6.87 [6,8]	—	[9]	.38	[7,8]	3.59	[7,8]

(1.07)	(.60)	(1.67)	55.92	(7.17)[6]	3,535		.65	[7]	3.04	[7]
(2.10)	—	(2.10)	61.98	10.72	4,013		.66		3.17
(2.10)	(.79)	(2.89)	58.00	(3.26)	3,996		.66		3.11
(1.99)	—	(1.99)	62.81	12.92	4,716		.67		3.35
(1.98)	—	(1.98)	57.48	2.66	4,338		.67		3.26
(2.35)	—	(2.35)	57.96	(.76)	3,987		.65		3.25

(1.16)	(.60)	(1.76)	55.87	(7.04)[6]	10,141		.38	[7]	3.31	[7]
(2.26)	—	(2.26)	61.95	11.03	11,155		.39		3.43
(2.26)	(.79)	(3.05)	57.97	(3.00)	9,869		.39		3.37
(2.14)	—	(2.14)	62.78	13.22	8,922		.41		3.61
(2.14)	—	(2.14)	57.45	2.93	7,506		.40		3.50
(2.50)	—	(2.50)	57.94	(.49)	5,284		.40		3.50

(1.19)	(.60)	(1.79)	55.91	(6.99)[6]	4,087		.27	[7]	3.42	[7]
(2.32)	—	(2.32)	61.98	11.12	4,401		.29		3.54
(2.32)	(.79)	(3.11)	58.01	(2.88)	3,723		.29		3.47
(1.64)	—	(1.64)	62.81	10.23 [6]	3,085		.30	[7]	3.53	[7]

See end of table for footnotes.

Capital Income Builder	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
4/30/2020[4,5]	$61.96	$.91	$(5.30)	$(4.39)
10/31/2019	57.99	1.90	4.17	6.07
10/31/2018	62.79	1.91	(3.82)	(1.91)
10/31/2017	57.47	2.02	5.29	7.31
10/31/2016	57.94	1.86	(.36)	1.50
10/31/2015	60.74	1.91	(2.38)	(.47)
Class 529-C:
4/30/2020[4,5]	62.02	.69	(5.28)	(4.59)
10/31/2019	58.03	1.46	4.17	5.63
10/31/2018	62.77	1.43	(3.81)	(2.38)
10/31/2017	57.44	1.56	5.29	6.85
10/31/2016	57.91	1.42	(.37)	1.05
10/31/2015	60.71	1.45	(2.38)	(.93)
Class 529-E:
4/30/2020[4,5]	61.98	.85	(5.30)	(4.45)
10/31/2019	58.00	1.77	4.18	5.95
10/31/2018	62.79	1.77	(3.81)	(2.04)
10/31/2017	57.47	1.88	5.29	7.17
10/31/2016	57.94	1.73	(.36)	1.37
10/31/2015	60.74	1.77	(2.38)	(.61)
Class 529-T:
4/30/2020[4,5]	62.00	.98	(5.30)	(4.32)
10/31/2019	58.02	2.04	4.19	6.23
10/31/2018	62.82	2.04	(3.81)	(1.77)
10/31/2017[4,10]	59.80	1.24	2.83	4.07
Class 529-F-1:
4/30/2020[4,5]	61.97	.98	(5.30)	(4.32)
10/31/2019	58.00	2.04	4.17	6.21
10/31/2018	62.81	2.04	(3.82)	(1.78)
10/31/2017	57.48	2.16	5.29	7.45
10/31/2016	57.96	1.99	(.37)	1.62
10/31/2015	60.76	2.05	(2.38)	(.33)
Class R-1:
4/30/2020[4,5]	62.00	.69	(5.28)	(4.59)
10/31/2019	58.00	1.47	4.18	5.65
10/31/2018	62.80	1.45	(3.82)	(2.37)
10/31/2017	57.46	1.58	5.30	6.88
10/31/2016	57.94	1.46	(.38)	1.08
10/31/2015	60.73	1.49	(2.37)	(.88)

38	Capital Income Builder

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$(1.07)	$(.60)	$(1.67)	$55.90	(7.17)%[6]	$2,066		.64%[7]		3.04%[7]
(2.10)	—	(2.10)	61.96	10.71	2,306		.66		3.17
(2.10)	(.79)	(2.89)	57.99	(3.24)	2,238		.66		3.11
(1.99)	—	(1.99)	62.79	12.91	2,304		.67		3.36
(1.97)	—	(1.97)	57.47	2.66	2,143		.69		3.25
(2.33)	—	(2.33)	57.94	(.80)	2,170		.68		3.22

(.84)	(.60)	(1.44)	55.99	(7.50)[6]	308		1.38	[7]	2.30	[7]
(1.64)	—	(1.64)	62.02	9.89	375		1.40		2.44
(1.57)	(.79)	(2.36)	58.03	(3.97)	425		1.42		2.33
(1.52)	—	(1.52)	62.77	12.06	687		1.44		2.59
(1.52)	—	(1.52)	57.44	1.86	665		1.46		2.48
(1.87)	—	(1.87)	57.91	(1.55)	694		1.46		2.44

(1.01)	(.60)	(1.61)	55.92	(7.28)[6]	72		.86	[7]	2.83	[7]
(1.97)	—	(1.97)	61.98	10.47	82		.88		2.96
(1.96)	(.79)	(2.75)	58.00	(3.45)	84		.88		2.88
(1.85)	—	(1.85)	62.79	12.65	95		.90		3.13
(1.84)	—	(1.84)	57.47	2.42	89		.92		3.02
(2.19)	—	(2.19)	57.94	(1.02)	91		.92		2.98

(1.15)	(.60)	(1.75)	55.93	(7.05)[6,8]	—	[9]	.40	[7,8]	3.28	[7,8]
(2.25)	—	(2.25)	62.00	10.99 [8]	—	[9]	.42	[8]	3.41	[8]
(2.24)	(.79)	(3.03)	58.02	(3.01)[8]	—	[9]	.42	[8]	3.33	[8]
(1.05)	—	(1.05)	62.82	6.84 [6,8]	—	[9]	.42	[7,8]	3.55	[7,8]

(1.15)	(.60)	(1.75)	55.90	(7.06)[6]	107		.41	[7]	3.28	[7]
(2.24)	—	(2.24)	61.97	10.98	115		.42		3.41
(2.24)	(.79)	(3.03)	58.00	(3.03)	104		.42		3.33
(2.12)	—	(2.12)	62.81	13.17	93		.44		3.58
(2.10)	—	(2.10)	57.48	2.87	75		.46		3.47
(2.47)	—	(2.47)	57.96	(.55)	69		.46		3.44

(.84)	(.60)	(1.44)	55.97	(7.50)[6]	68		1.38	[7]	2.30	[7]
(1.65)	—	(1.65)	62.00	9.89	84		1.39		2.46
(1.64)	(.79)	(2.43)	58.00	(3.94)	101		1.39		2.36
(1.54)	—	(1.54)	62.80	12.10	123		1.39		2.63
(1.56)	—	(1.56)	57.46	1.91	134		1.40		2.54
(1.91)	—	(1.91)	57.94	(1.48)	146		1.39		2.51

See end of table for footnotes.

Capital Income Builder	39

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
4/30/2020[4,5]	$61.98	$.69	$(5.29)	$(4.60)
10/31/2019	58.00	1.47	4.17	5.64
10/31/2018	62.79	1.46	(3.82)	(2.36)
10/31/2017	57.46	1.59	5.28	6.87
10/31/2016	57.94	1.45	(.37)	1.08
10/31/2015	60.73	1.51	(2.37)	(.86)
Class R-2E:
4/30/2020[4,5]	61.72	.78	(5.28)	(4.50)
10/31/2019	57.77	1.63	4.17	5.80
10/31/2018	62.58	1.63	(3.80)	(2.17)
10/31/2017	57.30	1.72	5.32	7.04
10/31/2016	57.88	1.60	(.33)	1.27
10/31/2015	60.71	1.75	(2.41)	(.66)
Class R-3:
4/30/2020[4,5]	61.98	.83	(5.30)	(4.47)
10/31/2019	58.00	1.74	4.17	5.91
10/31/2018	62.80	1.73	(3.82)	(2.09)
10/31/2017	57.47	1.86	5.29	7.15
10/31/2016	57.95	1.70	(.37)	1.33
10/31/2015	60.74	1.76	(2.38)	(.62)
Class R-4:
4/30/2020[4,5]	61.97	.92	(5.30)	(4.38)
10/31/2019	57.99	1.92	4.17	6.09
10/31/2018	62.79	1.91	(3.81)	(1.90)
10/31/2017	57.46	2.04	5.29	7.33
10/31/2016	57.95	1.86	(.35)	1.51
10/31/2015	60.75	1.94	(2.38)	(.44)
Class R-5E:
4/30/2020[4,5]	61.91	.97	(5.29)	(4.32)
10/31/2019	57.94	1.98	4.23	6.21
10/31/2018	62.75	2.03	(3.81)	(1.78)
10/31/2017	57.45	2.18	5.27	7.45
10/31/2016[4,12]	57.40	1.84	.30	2.14
Class R-5:
4/30/2020[4,5]	62.01	1.01	(5.30)	(4.29)
10/31/2019	58.04	2.08	4.19	6.27
10/31/2018	62.84	2.10	(3.82)	(1.72)
10/31/2017	57.50	2.22	5.30	7.52
10/31/2016	57.98	2.11	(.44)	1.67
10/31/2015	60.79	2.12	(2.40)	(.28)

40	Capital Income Builder

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
$(.84)	$(.60)	$(1.44)	$55.94	(7.50)%[6]	$393		1.38%[7]		2.30%[7]
(1.66)	—	(1.66)	61.98	9.91	460		1.38		2.45
(1.64)	(.79)	(2.43)	58.00	(3.93)	487		1.39		2.37
(1.54)	—	(1.54)	62.79	12.10	586		1.39		2.64
(1.56)	—	(1.56)	57.46	1.92	628		1.40		2.54
(1.93)	—	(1.93)	57.94	(1.44)	680		1.35		2.54

(.93)	(.60)	(1.53)	55.69	(7.38)[6]	41		1.09	[7]	2.60	[7]
(1.85)	—	(1.85)	61.72	10.25	50		1.09		2.74
(1.85)	(.79)	(2.64)	57.77	(3.66)	40		1.09		2.67
(1.76)	—	(1.76)	62.58	12.44	33		1.08		2.86
(1.85)	—	(1.85)	57.30	2.27	12		1.11		2.80
(2.17)	—	(2.17)	57.88	(1.12)	—	[9]	1.00		2.93

(.98)	(.60)	(1.58)	55.93	(7.30)[6]	706		.93	[7]	2.75	[7]
(1.93)	—	(1.93)	61.98	10.40	835		.94		2.90
(1.92)	(.79)	(2.71)	58.00	(3.52)	858		.94		2.82
(1.82)	—	(1.82)	62.80	12.61	1,026		.94		3.08
(1.81)	—	(1.81)	57.47	2.37	993		.96		2.97
(2.17)	—	(2.17)	57.95	(1.04)	994		.94		2.95

(1.08)	(.60)	(1.68)	55.91	(7.16)[6]	486		.62	[7]	3.06	[7]
(2.11)	—	(2.11)	61.97	10.73	583		.64		3.21
(2.11)	(.79)	(2.90)	57.99	(3.22)	732		.64		3.12
(2.00)	—	(2.00)	62.79	12.94	838		.64		3.38
(2.00)	—	(2.00)	57.46	2.68	751		.65		3.24
(2.36)	—	(2.36)	57.95	(.74)	603		.64		3.25

(1.15)	(.60)	(1.75)	55.84	(7.07)[6]	51		.41	[7]	3.27	[7]
(2.24)	—	(2.24)	61.91	10.97	43		.43		3.31
(2.24)	(.79)	(3.03)	57.94	(3.04)	20		.44		3.32
(2.15)	—	(2.15)	62.75	13.18	11		.43		3.60
(2.09)	—	(2.09)	57.45	3.82 [6]	—	[9]	.52	[7]	3.40	[7]

(1.18)	(.60)	(1.78)	55.94	(7.01)[6]	283		.31	[7]	3.37	[7]
(2.30)	—	(2.30)	62.01	11.07	326		.33		3.47
(2.29)	(.79)	(3.08)	58.04	(2.93)	214		.34		3.42
(2.18)	—	(2.18)	62.84	13.29	242		.34		3.69
(2.15)	—	(2.15)	57.50	2.98	208		.37		3.68
(2.53)	—	(2.53)	57.98	(.45)	394		.34		3.56

See end of table for footnotes.

Capital Income Builder	41

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
4/30/2020[4,5]	$61.99	$1.02	$(5.31)	$(4.29)
10/31/2019	58.01	2.12	4.19	6.31
10/31/2018	62.82	2.13	(3.82)	(1.69)
10/31/2017	57.49	2.24	5.30	7.54
10/31/2016	57.97	2.08	(.37)	1.71
10/31/2015	60.77	2.14	(2.38)	(.24)

	Six months ended	Year ended October 31,
Portfolio turnover rate for all share classes[13,14]	April 30, 2020[4,5,6]	2019	2018	2017	2016	2015
Excluding mortgage dollar roll transactions	28%	32%	37%	51%	38%	50%
Including mortgage dollar roll transactions	49%	45%	73%	73%	47%	63%

See notes to financial statements.

42	Capital Income Builder

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income to average net assets

$(1.19)	$(.60)	$(1.79)	$55.91	(7.00)%[6]	$11,948	.27%[7]	3.42%[7]
(2.33)	—	(2.33)	61.99	11.12	12,050	.28	3.54
(2.33)	(.79)	(3.12)	58.01	(2.88)	9,528	.29	3.48
(2.21)	—	(2.21)	62.82	13.33	8,249	.30	3.72
(2.19)	—	(2.19)	57.49	3.05	6,806	.30	3.62
(2.56)	—	(2.56)	57.97	(.40)	5,222	.30	3.60

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-5E shares began investment operations on November 20, 2015.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Capital Income Builder	43

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2019, through April 30, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

44	Capital Income Builder

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$928.44	$2.92	.61%
Class A – assumed 5% return	1,000.00	1,021.83	3.07	.61
Class C – actual return	1,000.00	925.05	6.41	1.34
Class C – assumed 5% return	1,000.00	1,018.20	6.72	1.34
Class T – actual return	1,000.00	929.67	1.63	.34
Class T – assumed 5% return	1,000.00	1,023.17	1.71	.34
Class F-1 – actual return	1,000.00	928.33	3.12	.65
Class F-1 – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class F-2 – actual return	1,000.00	929.56	1.82	.38
Class F-2 – assumed 5% return	1,000.00	1,022.97	1.91	.38
Class F-3 – actual return	1,000.00	930.12	1.30	.27
Class F-3 – assumed 5% return	1,000.00	1,023.52	1.36	.27
Class 529-A – actual return	1,000.00	928.27	3.07	.64
Class 529-A – assumed 5% return	1,000.00	1,021.68	3.22	.64
Class 529-C – actual return	1,000.00	924.95	6.60	1.38
Class 529-C – assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class 529-E – actual return	1,000.00	927.21	4.12	.86
Class 529-E – assumed 5% return	1,000.00	1,020.59	4.32	.86
Class 529-T – actual return	1,000.00	929.50	1.92	.40
Class 529-T – assumed 5% return	1,000.00	1,022.87	2.01	.40
Class 529-F-1 – actual return	1,000.00	929.45	1.97	.41
Class 529-F-1 – assumed 5% return	1,000.00	1,022.82	2.06	.41
Class R-1 – actual return	1,000.00	924.96	6.60	1.38
Class R-1 – assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class R-2 – actual return	1,000.00	924.96	6.60	1.38
Class R-2 – assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class R-2E – actual return	1,000.00	926.18	5.22	1.09
Class R-2E – assumed 5% return	1,000.00	1,019.44	5.47	1.09
Class R-3 – actual return	1,000.00	927.04	4.46	.93
Class R-3 – assumed 5% return	1,000.00	1,020.24	4.67	.93
Class R-4 – actual return	1,000.00	928.44	2.97	.62
Class R-4 – assumed 5% return	1,000.00	1,021.78	3.12	.62
Class R-5E – actual return	1,000.00	929.29	1.97	.41
Class R-5E – assumed 5% return	1,000.00	1,022.82	2.06	.41
Class R-5 – actual return	1,000.00	929.94	1.49	.31
Class R-5 – assumed 5% return	1,000.00	1,023.32	1.56	.31
Class R-6 – actual return	1,000.00	930.01	1.30	.27
Class R-6 – assumed 5% return	1,000.00	1,023.52	1.36	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Capital Income Builder	45

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

46	Capital Income Builder

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Capital Income Builder	51

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	Capital Income Builder

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete April 30, 2020, portfolio of Capital Income Builder’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital Income Builder®

Investment portfolio

April 30, 2020

unaudited

Common stocks 67.57% Health care 11.60%	Shares	Value (000)
Gilead Sciences, Inc.	28,535,040	$2,396,942
Amgen Inc.	8,746,280	2,092,285
Novartis AG1	19,991,425	1,705,390
GlaxoSmithKline PLC1	74,093,800	1,551,241
AbbVie Inc.	18,678,100	1,535,340
AstraZeneca PLC1	5,829,748	611,566
AstraZeneca PLC (ADR)	3,333,200	174,260
Abbott Laboratories	2,681,900	246,976
Merck & Co., Inc.	2,839,350	225,274
Roche Holding AG, nonvoting, non-registered shares1	534,583	185,943
Eli Lilly and Co.	890,070	137,640
Koninklijke Philips NV (EUR denominated)1	1,166,532	50,844
Alcon Inc.1,2	542,600	28,667
		10,942,368
Consumer staples 9.80%
British American Tobacco PLC1	38,429,211	1,492,386
British American Tobacco PLC (ADR)	11,432,857	436,163
Philip Morris International Inc.	23,395,100	1,745,274
Coca-Cola Co.	22,454,900	1,030,455
General Mills, Inc.	13,027,395	780,211
Nestlé SA1	6,054,850	639,611
Altria Group, Inc.	14,542,300	570,785
Imperial Brands PLC1	21,411,882	453,179
Diageo PLC1	10,481,400	363,331
Carlsberg A/S, Class B1	1,955,831	246,899
Danone SA1	2,893,124	200,704
Kellogg Co.	3,000,000	196,500
Unilever PLC1	3,792,110	196,060
Reckitt Benckiser Group PLC1	1,917,600	160,238
Procter & Gamble Co.	1,259,860	148,500
Kimberly-Clark Corp.	1,000,000	138,480
Japan Tobacco Inc.1	5,946,900	111,161
Vector Group Ltd.3	7,533,918	80,613
ITC Ltd.1	28,288,999	67,666
Anheuser-Busch InBev SA/NV1	1,313,010	60,946
PepsiCo, Inc.	380,986	50,401
Kirin Holdings Co., Ltd.1	2,077,500	40,027
Convenience Retail Asia Ltd.1,3	51,330,000	26,900
Treasury Wine Estates Ltd.1	1,171,841	7,718
		9,244,208
Financials 9.29%
Zurich Insurance Group AG1	3,691,560	1,176,787
CME Group Inc., Class A	4,589,889	817,964
Truist Financial Corp.	12,867,105	480,200
Münchener Rückversicherungs-Gesellschaft AG1	1,982,847	436,950

Capital Income Builder — Page 1 of 35

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
Ping An Insurance (Group) Co. of China, Ltd., Class H1	32,326,500	$327,783
Ping An Insurance (Group) Co. of China, Ltd., Class A1	6,398,527	66,616
JPMorgan Chase & Co.	4,115,100	394,062
DBS Group Holdings Ltd.1	26,426,413	370,419
PNC Financial Services Group, Inc.	3,104,400	331,146
Hong Kong Exchanges and Clearing Ltd.1	9,942,390	318,724
Toronto-Dominion Bank (CAD denominated)	7,578,600	316,657
Royal Bank of Canada4	4,950,000	304,514
State Street Corp.	4,156,774	262,043
Principal Financial Group, Inc.	6,265,400	228,123
Wells Fargo & Co.	7,760,000	225,428
BOC Hong Kong (Holdings) Ltd.1	74,121,500	224,829
Great-West Lifeco Inc. (Canada)	12,260,000	201,874
QBE Insurance Group Ltd.1	33,494,852	180,303
China Pacific Insurance (Group) Co., Ltd., Class H1	48,139,200	156,313
Sampo Oyj, Class A1,2	4,612,811	153,019
Bank of Montreal4	2,998,300	152,441
Svenska Handelsbanken AB, Class A1,2	13,842,969	127,875
Power Corp. of Canada, subordinate voting shares	7,875,000	125,937
East West Bancorp, Inc.	3,517,418	123,356
BNP Paribas SA1	3,542,321	111,497
B3 SA - Brasil, Bolsa, Balcao	13,939,935	98,489
Banca Mediolanum SpA1	14,763,298	90,299
Travelers Cos., Inc.	889,000	89,976
Marsh & McLennan Cos., Inc.	901,300	87,724
Hang Seng Bank Ltd.1	4,900,000	85,971
Westpac Banking Corp.1	7,627,485	79,187
Sony Financial Holdings Inc.1	4,140,000	79,111
Swedbank AB, Class A1,2	5,894,843	69,572
The Blackstone Group Inc., Class A	1,194,600	62,406
Moscow Exchange MICEX-RTS PJSC1	30,233,125	49,030
Insurance Australia Group Ltd.1	13,167,934	48,799
Banco Santander, SA1	21,391,000	47,829
Everest Re Group, Ltd.	256,861	44,470
Euronext NV1	520,000	43,695
Intesa Sanpaolo SpA1	27,782,200	43,431
China Merchants Bank Co., Ltd., Class H1	8,800,000	41,923
TMX Group Ltd.	438,400	37,980
Bank of New York Mellon Corp.	900,000	33,786
MONETA Money Bank, AS, non-registered shares1	7,813,482	16,368
		8,764,906
Utilities 7.91%
E.ON SE1	127,683,228	1,277,959
Dominion Energy, Inc.	15,771,656	1,216,468
Iberdrola, SA, non-registered shares1	65,136,361	652,964
SSE PLC1	41,368,308	652,013
Duke Energy Corp.	5,126,300	433,993
EDP - Energias de Portugal, SA1	102,452,644	432,691
Enel SpA1	60,965,188	417,377
National Grid PLC1	35,164,353	413,909
American Electric Power Co., Inc.	4,644,927	386,040
Consolidated Edison, Inc.	3,620,120	285,266
Naturgy Energy Group, SA1	11,000,000	194,389
Edison International	3,076,400	180,616

Capital Income Builder — Page 2 of 35

unaudited

Common stocks (continued) Utilities (continued)	Shares	Value (000)
Exelon Corp.	3,338,100	$123,777
ENGIE SA1	3,818,624	41,483
ENGIE SA, bonus shares1	3,736,040	40,586
ENGIE SA, bonus dividend1	3,736,041	40,586
CLP Holdings Ltd.1	10,869,437	115,959
Public Service Enterprise Group Inc.	2,000,000	101,420
Power Assets Holdings Ltd.1	12,780,001	84,370
Centrica PLC1	129,403,013	65,115
Sempra Energy	507,400	62,842
Entergy Corp.	534,000	51,002
Guangdong Investment Ltd.1	24,446,000	50,373
Infratil Ltd.1	16,859,895	47,122
Ratch Group PCL, foreign registered1	21,810,000	44,171
AES Corp.	1,862,100	24,673
CK Infrastructure Holdings Ltd.1	3,853,000	22,878
Keppel Infrastructure Trust1	16,588,200	5,763
ENN Energy Holdings Ltd.1	215,000	2,390
		7,468,195
Information technology 7.25%
Broadcom Inc.	7,839,700	2,129,419
Microsoft Corp.	10,833,060	1,941,393
Taiwan Semiconductor Manufacturing Co., Ltd.1	76,148,756	765,254
Intel Corp.	9,209,910	552,410
QUALCOMM Inc.	2,569,230	202,121
International Business Machines Corp.	1,600,000	200,896
KLA Corp.	1,063,800	174,559
Western Union Co.	8,532,000	162,705
Vanguard International Semiconductor Corp.1	60,890,249	140,903
NetApp, Inc.	2,414,800	105,696
Apple Inc.	353,000	103,711
Paychex, Inc.	1,402,200	96,079
Delta Electronics, Inc.1	20,417,000	94,703
Texas Instruments Inc.	471,600	54,739
VTech Holdings Ltd.1	7,225,700	54,326
Cisco Systems, Inc.	755,600	32,022
Globalwafers Co., Ltd.1	2,313,000	29,343
		6,840,279
Real estate 5.68%
Crown Castle International Corp. REIT	13,234,538	2,109,982
Digital Realty Trust, Inc. REIT	3,232,590	483,240
Link Real Estate Investment Trust REIT1	46,135,000	409,195
CK Asset Holdings Ltd.1	57,379,880	354,758
American Tower Corp. REIT	1,418,387	337,576
Sun Hung Kai Properties Ltd.1	23,471,054	317,597
Simon Property Group, Inc. REIT	2,900,000	193,633
TAG Immobilien AG1,3	8,249,401	180,548
VICI Properties Inc. REIT	8,557,720	149,076
Longfor Group Holdings Ltd.1	27,023,000	133,925
Gaming and Leisure Properties, Inc. REIT	4,500,000	127,080
Daito Trust Construction Co., Ltd.1	1,157,710	110,675
Lamar Advertising Co. REIT, Class A	1,591,278	91,737
American Campus Communities, Inc. REIT	1,872,388	66,077
Charter Hall Group REIT1	13,303,560	65,415

Capital Income Builder — Page 3 of 35

unaudited

Common stocks (continued) Real estate (continued)	Shares	Value (000)
Nexity SA, Class A, non-registered shares1	1,762,815	$54,133
Americold Realty Trust REIT	1,725,000	52,768
MGM Growth Properties LLC REIT, Class A	1,192,000	30,003
Embassy Office Parks REIT1	5,782,000	28,383
China Resources Land Ltd.1	6,772,000	27,207
China Overseas Land & Investment Ltd.1	7,032,000	25,346
Unibail-Rodamco-Westfield, non-registered shares REIT1	248,133	14,625
		5,362,979
Energy 4.28%
TC Energy Corp. (CAD denominated)	12,251,235	563,824
TC Energy Corp.	2,284,199	105,895
Enbridge Inc. (CAD denominated)	21,588,298	661,476
Chevron Corp.	6,843,740	629,624
Royal Dutch Shell PLC, Class B1	26,809,700	435,173
Royal Dutch Shell PLC, Class A (GBP denominated)1	4,705,740	78,671
Royal Dutch Shell PLC, Class B (ADR)	831,600	26,586
Exxon Mobil Corp.	8,669,000	402,848
Canadian Natural Resources, Ltd. (CAD denominated)	16,777,000	280,953
BP PLC1	57,901,226	228,632
TOTAL SA1	5,998,605	216,294
EOG Resources, Inc.	3,880,000	184,339
Equitrans Midstream Corp.	11,138,000	93,336
ConocoPhillips	2,070,400	87,164
Inter Pipeline Ltd.4	4,807,300	40,200
Tribune Resources, LLC1,2	209,689	341
		4,035,356
Industrials 3.99%
United Parcel Service, Inc., Class B	5,172,000	489,582
VINCI SA1	5,825,169	477,483
Lockheed Martin Corp.	1,111,990	432,631
Raytheon Technologies Corp.	6,230,200	403,779
BAE Systems PLC1	49,525,829	317,488
Singapore Technologies Engineering Ltd1	88,206,800	212,444
Union Pacific Corp.	1,151,700	184,030
Deutsche Post AG1	5,739,500	170,981
Airbus SE, non-registered shares1,2	2,638,635	167,748
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares1,3	7,260,676	129,494
BOC Aviation Ltd.1	17,124,700	112,573
Stanley Black & Decker, Inc.	960,000	105,792
RELX PLC1	3,660,408	82,901
Aena SME, SA, non-registered shares1,2	616,000	77,972
Trinity Industries, Inc.	3,921,651	75,649
ComfortDelGro Corp., Ltd.1	43,323,022	50,231
ALD SA1	4,942,514	48,252
Cummins Inc.	272,000	44,472
CCR SA, ordinary nominative	18,292,000	41,543
I.M.A. Industria Macchine Automatiche SpA1	539,583	36,825
General Dynamics Corp.	224,400	29,311
Melrose Industries PLC1	19,184,000	24,149
Caterpillar Inc.	152,600	17,760

Capital Income Builder — Page 4 of 35

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Otis Worldwide Corp.2	325,350	$16,564
Carrier Global Corp.2	650,700	11,524
		3,761,178
Communication services 3.89%
Verizon Communications Inc.	12,516,636	719,081
BCE Inc. (CAD denominated)	16,704,900	675,541
Nippon Telegraph and Telephone Corp.1	20,306,000	462,617
Comcast Corp., Class A	9,692,300	364,721
HKT Trust and HKT Ltd., units1	196,511,860	316,444
Vodafone Group PLC1	199,223,771	281,711
Koninklijke KPN NV1	76,835,852	177,986
AT&T Inc.	5,552,810	169,194
Euskaltel, SA, non-registered shares1,3	11,611,000	92,663
ITV PLC1	88,469,712	85,332
Singapore Telecommunications Ltd.1	30,154,228	60,005
TELUS Corp.	3,572,925	58,396
HKBN Ltd.1	21,707,000	37,224
CenturyLink, Inc.	3,500,000	37,170
ProSiebenSat.1 Media SE1	3,562,000	35,743
BT Group PLC1	23,569,500	34,487
KT Corp. (ADR)	2,892,366	28,374
Bharti Infratel Ltd.1	9,347,700	21,619
Zegona Communications PLC1,3	14,394,740	15,955
Cumulus Media Inc., Class A2	33,691	149
		3,674,412
Materials 1.96%
Dow Inc.	14,220,212	521,740
Rio Tinto PLC1	5,023,382	233,470
BHP Group PLC1	13,458,800	226,035
Nutrien Ltd.	4,809,297	171,740
LyondellBasell Industries NV	2,092,000	121,232
Air Products and Chemicals, Inc.	513,400	115,813
Asahi Kasei Corp.1	11,644,700	82,294
Amcor PLC (CDI)1	8,526,922	77,395
BASF SE1	1,464,000	75,255
Evonik Industries AG1	2,554,187	63,174
Givaudan SA1	14,615	48,997
Linde PLC	265,500	48,849
CRH PLC1	906,610	27,409
WestRock Co.	603,800	19,436
Nexa Resources SA	4,624,901	19,378
		1,852,217
Consumer discretionary 1.92%
Home Depot, Inc.	1,330,000	292,374
General Motors Co.	12,251,000	273,075
Sands China Ltd.1	50,332,530	202,382
Kering SA1	394,349	199,155
McDonald’s Corp.	1,000,000	187,560
Hasbro, Inc.	2,208,000	159,440
Las Vegas Sands Corp.	2,471,000	118,657
Gree Electric Appliances, Inc. of Zhuhai, Class A1	13,298,625	101,588
Industria de Diseño Textil, SA1	3,035,730	77,442

Capital Income Builder — Page 5 of 35

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
LVMH Moët Hennessy-Louis Vuitton SE1	171,640	$66,389
Inchcape PLC1	8,970,892	56,704
Hyundai Motor Co.1	374,110	28,876
Midea Group Co., Ltd., Class A1	2,688,665	20,225
Cie. Financière Richemont SA, Class A1	304,665	17,329
Matahari Department Store Tbk PT1	69,943,000	5,731
Marston’s PLC1	969,216	461
		1,807,388
Total common stocks (cost: $58,997,547,000)		63,753,486
Preferred securities 0.08% Information technology 0.07%
Samsung Electronics Co., Ltd., nonvoting preferred shares1	1,909,610	66,506
Financials 0.01%
CoBank, ACB, Class E, noncumulative, preferred shares5	13,000	7,605
Total preferred securities (cost: $79,149,000)		74,111
Rights & warrants 0.00% Energy 0.00%
Tribune Resources, LLC, Class A, warrants, expire 20231,2,6	196,789	1
Tribune Resources, LLC, Class B, warrants, expire 20231,2,6	153,058	1
Tribune Resources, LLC, Class C, warrants, expire 20231,2,6	46,500	—7
Total rights & warrants (cost: $28,000)		2
Convertible stocks 1.04% Utilities 0.44%
Sempra Energy, Series A, convertible preferred shares, 6.00% 2021	1,725,000	176,485
NextEra Energy, Inc., convertible preferred shares, 4.872% 2022	2,573,900	123,393
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	897,800	88,191
American Electric Power Co., Inc., convertible preferred shares, 6.125% 2022	648,900	32,964
		421,033
Information technology 0.35%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	329,212	334,953
Real estate 0.14%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	92,767	129,224
Industrials 0.11%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	749,200	59,569
Stanley Black & Decker, Inc., convertible preferred shares, 5.375% 2020	515,800	41,290
		100,859
Total convertible stocks (cost: $980,102,000)		986,069

Capital Income Builder — Page 6 of 35

unaudited

Convertible bonds 0.02% Consumer discretionary 0.02%	Principal amount (000)	Value (000)
Carnival Corp., convertible notes, 5.75% 20235	$11,153	$18,832
Total convertible bonds (cost: $11,153,000)		18,832
Bonds, notes & other debt instruments 24.50% U.S. Treasury bonds & notes 8.30% U.S. Treasury 7.18%
U.S. Treasury 8.75% 2020	179,000	179,616
U.S. Treasury 8.75% 20208	165,000	169,141
U.S. Treasury 2.25% 2021	42,570	43,670
U.S. Treasury 3.125% 2021	75,000	77,315
U.S. Treasury 3.625% 2021	31,600	32,475
U.S. Treasury 8.00% 20218	337,500	378,091
U.S. Treasury 8.125% 2021	124,000	136,741
U.S. Treasury 7.25% 2022	182,500	211,985
U.S. Treasury 7.625% 2022	39,700	47,167
U.S. Treasury 2.75% 2023	127,520	137,028
U.S. Treasury 6.25% 2023	350,000	419,016
U.S. Treasury 7.125% 2023	299,800	357,580
U.S. Treasury 2.125% 2024	6,000	6,469
U.S. Treasury 7.50% 20248	331,274	438,369
U.S. Treasury 0.50% 2025	31,909	32,128
U.S. Treasury 2.625% 2025	4,775	5,358
U.S. Treasury 2.75% 2025	150,000	167,172
U.S. Treasury 2.875% 2025	150,000	168,593
U.S. Treasury 2.875% 2025	100,000	112,876
U.S. Treasury 6.875% 2025	145,145	194,631
U.S. Treasury 7.625% 2025	250,000	336,602
U.S. Treasury 1.625% 2026	2,455	2,629
U.S. Treasury 1.75% 2026	1,833	1,982
U.S. Treasury 1.875% 2026	1,132	1,228
U.S. Treasury 6.00% 2026	206,000	271,710
U.S. Treasury 6.50% 2026	178,000	247,253
U.S. Treasury 6.75% 2026	35,000	48,697
U.S. Treasury 2.25% 2027	63,574	71,393
U.S. Treasury 2.25% 2027	75	84
U.S. Treasury 6.125% 20278	317,000	448,606
U.S. Treasury 6.375% 2027	85,000	120,733
U.S. Treasury 6.625% 2027	65,000	91,681
U.S. Treasury 2.875% 2028	324,120	384,056
U.S. Treasury 2.875% 2028	1,886	2,226
U.S. Treasury 3.125% 2028	192	232
U.S. Treasury 5.25% 2028	89,000	123,752
U.S. Treasury 5.50% 2028	140,000	195,945
U.S. Treasury 5.25% 2029	25,000	35,012
U.S. Treasury 6.125% 2029	30,000	45,056
U.S. Treasury 1.50% 2030	55,237	59,764
U.S. Treasury 6.25% 20308	193,000	299,092
U.S. Treasury 2.50% 2046	29,300	37,125
U.S. Treasury 2.875% 2046	20,300	27,604
U.S. Treasury 3.00% 20478	116,000	161,734
U.S. Treasury 2.375% 2049	45,654	57,865

Capital Income Builder — Page 7 of 35

unaudited

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 20498	$41,800	$57,947
U.S. Treasury 3.00% 20498	228,388	322,924
		6,768,353
U.S. Treasury inflation-protected securities 1.12%
U.S. Treasury Inflation-Protected Security 0.625% 20239	39,050	39,658
U.S. Treasury Inflation-Protected Security 0.125% 20249	50,407	51,554
U.S. Treasury Inflation-Protected Security 0.50% 20249	307,668	315,519
U.S. Treasury Inflation-Protected Security 2.375% 20259	137,220	154,393
U.S. Treasury Inflation-Protected Security 0.375% 20279	84,591	88,780
U.S. Treasury Inflation-Protected Security 0.375% 20279	79,303	84,017
U.S. Treasury Inflation-Protected Security 0.50% 20289	131,075	139,869
U.S. Treasury Inflation-Protected Security 2.125% 20419	874	1,280
U.S. Treasury Inflation-Protected Security 1.00% 20499	138,457	183,664
		1,058,734
Total U.S. Treasury bonds & notes		7,827,087
Corporate bonds & notes 7.85% Financials 1.40%
ACE Capital Trust II, junior subordinated, 9.70% 2030	7,210	10,069
ACE INA Holdings Inc. 2.30% 2020	815	819
ACE INA Holdings Inc. 2.875% 2022	2,910	3,039
ACE INA Holdings Inc. 3.35% 2026	2,905	3,196
ACE INA Holdings Inc. 4.35% 2045	3,230	4,225
Allstate Corp. 3.85% 2049	5,000	5,882
Ally Financial Inc. 5.75% 2025	2,500	2,578
Ally Financial Inc. 8.00% 2031	1,850	2,259
Ally Financial Inc. 8.00% 2031	1,235	1,434
American International Group, Inc. 4.20% 2028	14,815	16,194
AON Corp. 2.20% 2022	5,120	5,221
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	15,394
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México, 5.375% 20255	5,850	6,018
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)10	3,025	3,111
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)10	14,600	15,373
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)10	12,040	12,733
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)10	9,420	10,108
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)10	5,145	5,551
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)10	7,242	8,237
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)10	15,275	16,306
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)10	8,900	9,028
Bank of America Corp. 2.592% 2031 (USD-SOFR + 2.15% on 4/29/2030)10	47,570	48,803
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)10	5,503	6,627
Bank of Montreal 4.80% (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.979% on 8/25/2024)10	15,566	14,370
Barclays Bank PLC 5.14% 2020	15,525	15,714
Barclays Bank PLC 4.95% 2047	4,000	4,812
Berkshire Hathaway Finance Corp. 4.20% 2048	18,300	23,090
Berkshire Hathaway Inc. 2.20% 2021	2,500	2,530
BNP Paribas 3.50% 20235	25,000	25,865
Charles Schwab Corp. 5.375% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 4.971% on 6/1/2025)11	2,100	2,184
CIT Group Inc. 4.75% 2024	2,066	1,980
CIT Group Inc. 5.25% 2025	434	431

Capital Income Builder — Page 8 of 35

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)10	$21,376	$22,423
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)10	26,260	30,220
Citigroup Inc. 5.316% 2041 (USD-SOFR + 4.548% on 3/26/2040)10	13,764	17,729
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)10	18,162	18,558
Cooperatieve Rabobank UA 2.625% 20245	4,450	4,535
Credit Acceptance Corp. 6.625% 2026	210	190
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)5,10	5,000	5,094
Credit Suisse Group AG 3.80% 2023	12,050	12,632
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)5,10	15,000	14,981
Credit Suisse Group AG 4.282% 20285	2,000	2,158
Credit Suisse Group AG 4.194% 20315,10	17,600	19,179
Danske Bank AS 3.875% 20235	9,250	9,555
FS Energy and Power Fund 7.50% 20235	2,980	1,945
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,032
Goldman Sachs Group, Inc. 3.213% 202311	1,465	1,465
Goldman Sachs Group, Inc. 3.50% 2025	25,571	27,246
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)10	24,922	26,945
Goldman Sachs Group, Inc., 2.60% 2030	17,154	16,981
Goldman Sachs Group, Inc. 3.80% 2030	20,412	22,353
Groupe BPCE SA 2.75% 20235	22,675	23,102
Hartford Financial Services Group, Inc. 2.80% 2029	16,705	17,236
Hartford Financial Services Group, Inc. 3.60% 2049	1,818	1,944
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)10	12,500	14,140
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)10	13,250	14,509
HSBC Holdings PLC 4.95% 2030	2,325	2,759
Intesa Sanpaolo SpA 3.375% 20235	4,100	4,112
Intesa Sanpaolo SpA 5.017% 20245	9,100	9,112
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)10	6,603	7,052
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)10	7,560	8,180
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)10	9,833	10,050
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)10	24,878	25,180
JPMorgan Chase & Co. 2.083% 2026 (USD-SOFR + 1.85% on 4/22/2025)10	7,464	7,573
JPMorgan Chase & Co. 2.95% 2026	15,214	15,971
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)10	7,650	8,296
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)10	3,473	3,929
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)10	9,716	10,038
JPMorgan Chase & Co. 3.702% 2030 (3-month USD-LIBOR + 1.160% on 5/6/2029)10	3,841	4,239
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)10	11,051	11,305
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)10	15,000	17,780
JPMorgan Chase & Co. 3.964% 2048 (3-month USD-LIBOR + 1.38% on 11/15/2047)10	596	702
JPMorgan Chase & Co. 3.109% 2031 (USD-SOFR + 3.109% on 4/22/2050)10	3,000	3,109
JPMorgan Chase & Co., Series I, junior subordinated, 4.23% (3-month USD-LIBOR + 3.47% on 7/30/2020)10	24,198	22,183
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)10	18,013	18,972
Lloyds Banking Group PLC 4.45% 2025	10,475	11,411
Lloyds Banking Group PLC 4.375% 2028	5,375	5,965
LPL Financial Holdings Inc. 4.625% 20275	6,275	6,032
Marsh & McLennan Cos., Inc. 4.375% 2029	5,519	6,459
Marsh & McLennan Cos., Inc. 4.90% 2049	2,730	3,708
MetLife, Inc. 4.55% 2030	11,593	13,841
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	20,000	20,678
Morgan Stanley 2.50% 2021	15,000	15,182
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)10	16,250	17,236
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)10	27,305	28,155

Capital Income Builder — Page 9 of 35

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)10	$44,269	$44,803
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)10	1,083	1,112
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)10	6,534	9,345
MSCI Inc. 4.00% 20295	3,000	3,129
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	715	781
Navient Corp. 6.75% 2026	5,500	4,989
Navient Corp. 5.00% 2027	2,000	1,696
New York Life Global Funding 1.70% 20215	10,000	10,087
New York Life Global Funding 2.25% 20225	3,705	3,829
New York Life Insurance Co. 3.75% 20505	7,437	8,432
Prudential Financial, Inc. 4.35% 2050	3,185	3,649
Prudential Financial, Inc. 3.70% 2051	5,495	5,852
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)10	3,700	3,816
Rede D’Or Finance Sarl 4.50% 20305	5,600	4,764
Royal Bank of Canada 2.80% 2022	10,425	10,745
Royal Bank of Canada 1.95% 2023	8,141	8,262
Royal Bank of Canada 2.25% 2024	7,500	7,671
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)10	4,275	4,777
Springleaf Finance Corp. 6.125% 2022	1,805	1,794
Springleaf Finance Corp. 6.125% 2024	3,500	3,304
Starwood Property Trust, Inc. 5.00% 2021	2,000	1,881
Toronto-Dominion Bank 2.65% 2024	4,352	4,531
Travelers Cos., Inc. 4.00% 2047	1,315	1,629
Travelers Cos., Inc. 4.05% 2048	2,753	3,447
Travelers Cos., Inc. 2.55% 2050	1,166	1,166
U.S. Bancorp 2.40% 2024	16,300	17,006
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)5,10	6,500	6,778
UniCredit SpA 3.75% 20225	11,970	12,099
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)5,10	1,900	1,910
US Bancorp 3.15% 2027	4,000	4,370
Wells Fargo & Co. 2.10% 2021	15,000	15,150
Wells Fargo & Co. 2.625% 2022	5,525	5,664
Wells Fargo & Co. 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)10	19,475	19,802
Wells Fargo & Co. 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)10	18,824	18,917
Wells Fargo & Co. 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)10	9,775	10,346
Wells Fargo & Co. 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)10	54,890	54,949
Wells Fargo & Co. 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)10	7,817	10,342
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)10	21,755	21,468
Westpac Banking Corp. 5.00% 2049 (USD-USISDA05 + 2.88% on 9/21/2027)10	5,000	4,846
Willis North America Inc. 3.875% 2049	1,944	2,136
		1,316,816
Health care 1.16%
Abbott Laboratories 3.40% 2023	3,702	4,023
Abbott Laboratories 3.75% 2026	3,549	4,106
AbbVie Inc. 2.50% 2020	19,135	19,142
AbbVie Inc. 2.30% 2021	1,995	2,017
AbbVie Inc. 2.90% 2022	10,000	10,414
AbbVie Inc. 2.95% 20265	33,825	35,863
AbbVie Inc. 3.20% 20295	52,015	55,242
AbbVie Inc. 4.45% 2046	3,800	4,454
AbbVie Inc. 4.875% 2048	4,000	5,058
AbbVie Inc. 4.25% 20495	17,233	19,995

Capital Income Builder — Page 10 of 35

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Aetna Inc. 2.80% 2023	$1,095	$1,138
Allergan PLC 3.45% 2022	3,000	3,076
Allergan PLC 3.80% 2025	5,573	5,955
Allergan PLC 4.75% 2045	1,000	1,162
Amgen Inc. 2.45% 2030	20,000	20,694
Amgen Inc. 3.15% 2040	3,515	3,729
Amgen Inc. 3.375% 2050	8,165	8,848
Anthem, Inc. 2.95% 2022	12,000	12,470
Anthem, Inc. 2.375% 2025	6,984	7,193
AstraZeneca PLC 4.00% 2029	19,681	23,165
AstraZeneca PLC 4.375% 2048	2,776	3,713
Bayer US Finance II LLC 3.875% 20235	11,408	12,126
Bayer US Finance II LLC 4.375% 20285	10,918	12,345
Bayer US Finance II LLC 4.875% 20485	764	939
Becton, Dickinson and Co. 2.894% 2022	2,595	2,664
Becton, Dickinson and Co. 3.363% 2024	10,000	10,637
Becton, Dickinson and Co. 3.734% 2024	1,504	1,626
Becton, Dickinson and Co. 3.70% 2027	11,049	12,012
Becton, Dickinson and Co. 4.669% 2047	930	1,165
Boston Scientific Corp. 3.375% 2022	3,150	3,287
Bristol-Myers Squibb Co. 2.90% 20245	19,070	20,372
Bristol-Myers Squibb Co. 3.40% 20295	10,719	12,265
Bristol-Myers Squibb Co. 4.25% 20495	10,155	13,272
Centene Corp. 4.25% 20275	8,875	9,327
Centene Corp. 4.625% 20295	5,275	5,801
Centene Corp. 3.375% 20305	14,074	14,241
Cigna Corp. 4.375% 2028	11,068	12,677
Cigna Corp. 4.90% 2048	7,862	10,159
CVS Health Corp. 4.30% 2028	13,670	15,428
CVS Health Corp. 3.75% 2030	7,000	7,787
CVS Health Corp. 5.05% 2048	4,125	5,208
Eli Lilly and Co. 3.375% 2029	7,916	9,032
EMD Finance LLC 2.95% 20225	4,900	4,977
EMD Finance LLC 3.25% 20255	21,450	22,723
Endo International PLC 5.875% 20245	225	218
GlaxoSmithKline PLC 3.375% 2023	25,000	26,804
HCA Inc. 4.125% 2029	8,450	9,110
HCA Inc. 5.875% 2029	2,500	2,872
HCA Inc. 5.25% 2049	5,000	5,896
Johnson & Johnson 1.95% 2020	6,680	6,710
Laboratory Corp. of America Holdings 4.70% 2045	6,900	8,328
Mallinckrodt PLC 5.625% 20235	3,000	883
Merck & Co., Inc. 3.40% 2029	7,886	9,101
Merck & Co., Inc. 4.00% 2049	3,170	4,171
Molina Healthcare, Inc. 4.875% 20255	5,600	5,669
Novartis Capital Corp. 1.75% 2025	7,322	7,567
Novartis Capital Corp. 2.20% 2030	15,469	16,386
Novartis Capital Corp. 2.75% 2050	4,639	5,015
Pfizer Inc. 3.20% 2023	25,389	27,471
Pfizer Inc. 3.45% 2029	7,662	8,839
Pfizer Inc. 7.20% 2039	196	328
Pfizer Inc. 4.00% 2049	3,216	4,161
Shire PLC 2.40% 2021	1,640	1,666
Shire PLC 2.875% 2023	9,310	9,694

Capital Income Builder — Page 11 of 35

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Shire PLC 3.20% 2026	$68,549	$74,409
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	29,378	32,265
Takeda Pharmaceutical Co., Ltd. 5.00% 2028	29,962	36,151
Tenet Healthcare Corp. 7.50% 20255	1,500	1,621
Tenet Healthcare Corp. 4.875% 20265	10,000	9,934
Tenet Healthcare Corp. 5.125% 20275	6,000	5,944
Teva Pharmaceutical Finance Co. BV 2.20% 2021	9,457	9,252
Teva Pharmaceutical Finance Co. BV 2.80% 2023	19,620	18,128
Teva Pharmaceutical Finance Co. BV 6.00% 2024	40,687	40,687
Teva Pharmaceutical Finance Co. BV 7.125% 20255	3,500	3,644
Teva Pharmaceutical Finance Co. BV 3.15% 2026	107,950	94,597
Teva Pharmaceutical Finance Co. BV 6.75% 2028	25,925	26,784
Teva Pharmaceutical Finance Co. BV 4.10% 2046	23,790	18,711
Thermo Fisher Scientific Inc. 4.133% 2025	15,365	17,346
Thermo Fisher Scientific Inc. 4.497% 2030	5,627	6,840
UnitedHealth Group Inc. 2.70% 2020	3,230	3,241
UnitedHealth Group Inc. 2.125% 2021	2,000	2,022
UnitedHealth Group Inc. 2.375% 2024	14,639	15,390
UnitedHealth Group Inc. 3.50% 2024	3,485	3,792
UnitedHealth Group Inc. 3.70% 2025	2,180	2,452
UnitedHealth Group Inc. 3.75% 2025	4,090	4,577
UnitedHealth Group Inc. 2.875% 2029	5,945	6,430
UnitedHealth Group Inc. 4.45% 2048	2,593	3,333
UnitedHealth Group Inc. 3.70% 2049	2,760	3,236
Valeant Pharmaceuticals International, Inc. 6.50% 20225	4,713	4,818
Valeant Pharmaceuticals International, Inc. 5.50% 20235	11,840	11,781
Valeant Pharmaceuticals International, Inc. 5.875% 20235	86	85
Valeant Pharmaceuticals International, Inc. 6.125% 20255	1,110	1,128
Zimmer Holdings, Inc. 3.15% 2022	4,800	4,927
		1,095,941
Energy 0.99%
Apache Corp. 4.25% 2030	16,930	13,079
Apache Corp. 5.35% 2049	6,817	4,793
APT Pipelines Ltd. 4.20% 20255	2,220	2,327
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 7.50% 202311,12	100	88
Baker Hughes, a GE Co. 4.486% 2030	3,657	3,762
Baker Hughes, a GE Co. 4.08% 2047	835	708
BP Capital Markets PLC 3.41% 2026	3,500	3,698
BP Capital Markets PLC 3.00% 2050	4,142	3,967
Canadian Natural Resources Ltd. 2.95% 2023	10,190	9,867
Canadian Natural Resources Ltd. 3.80% 2024	1,975	1,923
Canadian Natural Resources Ltd. 3.85% 2027	15,207	14,147
Cenovus Energy Inc. 3.80% 2023	6,120	5,119
Cenovus Energy Inc. 5.25% 2037	2,150	1,456
Cenovus Energy Inc. 5.40% 2047	16,686	11,278
Cheniere Energy Partners, LP 5.25% 2025	2,500	2,402
Cheniere Energy, Inc. 3.70% 20295	5,684	5,240
Chevron Corp. 2.10% 2021	7,325	7,409
Chevron Corp. 2.498% 2022	10,540	10,905
Concho Resources Inc. 4.30% 2028	11,145	11,360
Concho Resources Inc. 4.85% 2048	11,238	11,136
Constellation Oil Services Holding SA 10.00% 20245,13	584	164
DCP Midstream Operating LP 5.375% 2025	2,000	1,632

Capital Income Builder — Page 12 of 35

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Diamond Offshore Drilling, Inc. 4.875% 2043	$12,185	$1,417
Ecopetrol SA 5.875% 2023	1,790	1,855
Ecopetrol SA 5.875% 2045	715	631
Enbridge Energy Partners, LP 5.875% 2025	30,860	33,624
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,677
Enbridge Energy Partners, LP 7.375% 2045	27,740	36,258
Enbridge Inc. 2.90% 2022	1,083	1,090
Enbridge Inc. 4.00% 2023	14,895	15,364
Enbridge Inc. 3.50% 2024	2,400	2,464
Enbridge Inc. 2.50% 2025	10,000	9,863
Energy Transfer Operating, LP 5.00% 2050	3,005	2,687
Energy Transfer Partners, LP 4.20% 2027	9,400	8,883
Energy Transfer Partners, LP 6.125% 2045	2,295	2,239
Energy Transfer Partners, LP 5.30% 2047	10,825	9,450
Energy Transfer Partners, LP 6.00% 2048	10,700	10,079
Energy Transfer Partners, LP 6.25% 2049	7,363	7,349
Energy Transfer Partners, LP, junior subordinated, 6.25% (3-month USD-LIBOR + 4.028% on 2/15/2023)10	7,500	5,263
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)10	5,220	3,748
Enterprise Products Operating LLC 4.20% 2050	2,795	2,788
EOG Resources, Inc. 4.375% 2030	2,477	2,768
EOG Resources, Inc. 4.95% 2050	5,574	6,700
EQT Corp. 6.125% 2025	2,000	1,917
EQT Corp. 3.90% 2027	3,020	2,556
EQT Corp. 7.00% 2030	15,000	14,269
Equinor ASA 3.625% 2028	13,165	14,381
Equinor ASA 3.25% 2049	7,583	7,953
Equinor ASA 3.70% 2050	8,006	8,819
Exxon Mobil Corp. 2.61% 2030	20,000	20,872
Exxon Mobil Corp. 3.452% 2051	23,229	25,308
Jonah Energy LLC 7.25% 20255	2,500	56
Kinder Morgan Energy Partners, LP 5.00% 2043	8,020	8,467
Kinder Morgan Energy Partners, LP 5.50% 2044	1,600	1,808
Kinder Morgan, Inc. 3.15% 2023	1,190	1,215
Kinder Morgan, Inc. 4.30% 2025	75,495	80,793
Kinder Morgan, Inc. 4.30% 2028	31,330	33,268
Kinder Morgan, Inc. 5.55% 2045	41,290	47,432
Kinder Morgan, Inc. 5.05% 2046	2,500	2,705
Kinder Morgan, Inc. 5.20% 2048	6,168	6,971
Marathon Oil Corp. 4.40% 2027	3,375	2,621
MPLX LP 3.50% 20225	5,000	4,944
MPLX LP 6.25% 20225	520	520
MPLX LP 4.125% 2027	2,445	2,365
MPLX LP 4.00% 2028	6,080	5,774
MPLX LP 5.20% 2047	505	483
MPLX LP 5.50% 2049	1,798	1,795
Murphy Oil Corp. 5.875% 2027	1,005	685
Neptune Energy Group Holdings Ltd. 6.625% 20255	4,955	3,326
NGPL PipeCo LLC 7.768% 20375	2,000	2,213
Noble Corp. PLC 7.95% 202510	1,785	24
Noble Corp. PLC 8.95% 204510	3,010	23
Noble Energy, Inc. 3.85% 2028	1,220	975
Noble Energy, Inc. 3.25% 2029	10,050	7,375
Noble Energy, Inc. 4.95% 2047	8,001	5,669
Noble Energy, Inc. 4.20% 2049	10,363	7,086

Capital Income Builder — Page 13 of 35

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 4.85% 2021	$414	$400
Occidental Petroleum Corp. 2.90% 2024	12,841	9,820
Occidental Petroleum Corp. 3.20% 2026	789	572
Occidental Petroleum Corp. 3.50% 2029	4,943	3,486
Occidental Petroleum Corp. 4.40% 2049	6,000	3,652
ONEOK, Inc. 2.20% 2025	2,521	2,187
ONEOK, Inc. 3.10% 2030	2,395	1,913
ONEOK, Inc. 5.20% 2048	3,034	2,682
ONEOK, Inc. 4.45% 2049	1,510	1,161
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	10,000	7,100
Petrobras Global Finance Co. 5.093% 20305	1,702	1,557
Petrobras Global Finance Co. 7.25% 2044	300	302
Petrobras Global Finance Co. 6.85% 2115	1,035	978
Petróleos Mexicanos 4.50% 2026	2,032	1,575
Petróleos Mexicanos 6.875% 2026	31,230	25,999
Petróleos Mexicanos 6.84% 20305	3,618	2,842
Petróleos Mexicanos 5.95% 20315	580	423
Petróleos Mexicanos 6.75% 2047	1,190	835
Petróleos Mexicanos 6.35% 2048	7,207	4,836
Petróleos Mexicanos 7.69% 20505	2,200	1,628
Petróleos Mexicanos 6.95% 20605	2,010	1,422
Phillips 66 4.30% 2022	11,525	12,027
Phillips 66 Partners LP 3.605% 2025	540	528
Phillips 66 Partners LP 3.55% 2026	2,600	2,595
Phillips 66 Partners LP 3.75% 2028	670	650
Phillips 66 Partners LP 4.68% 2045	160	154
Phillips 66 Partners LP 4.90% 2046	735	723
Pioneer Natural Resources Co. 3.45% 2021	685	687
QEP Resources, Inc. 5.25% 2023	5,130	1,738
QEP Resources, Inc. 5.625% 2026	350	115
Sabine Pass Liquefaction, LLC 5.625% 2025	6,450	6,757
Sabine Pass Liquefaction, LLC 5.00% 2027	4,575	4,693
Sabine Pass Liquefaction, LLC 4.20% 2028	1,275	1,248
Saudi Arabian Oil Co. 3.50% 20295	2,565	2,583
Saudi Arabian Oil Co. 4.375% 20495	705	719
Schlumberger BV 4.00% 20255	16,490	16,667
Shell International Finance BV 1.75% 2021	10,865	10,923
Shell International Finance BV 3.50% 2023	8,250	8,799
Shell International Finance BV 3.25% 2050	8,000	8,256
Sunoco Logistics Operating Partners, LP 4.00% 2027	1,325	1,243
Sunoco Logistics Operating Partners, LP 5.40% 2047	10,286	9,328
Targa Resources Partners LP 6.875% 2029	6,240	5,762
Targa Resources Partners LP 5.50% 20305	4,320	3,696
TC PipeLines, LP 4.375% 2025	1,984	2,055
Total Capital International 2.434% 2025	7,988	8,227
Total Capital International 3.455% 2029	2,600	2,812
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)10	61,650	58,465
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 3.902% 206711	8,000	5,607
TransCanada PipeLines Ltd. 4.10% 2030	24,889	26,967
TransCanada PipeLines Ltd. 4.875% 2048	7,500	8,391
Transportadora de Gas Peru SA 4.25% 20285	1,090	1,122
Valaris PLC 5.20% 2025	4,265	363
Valaris PLC 5.75% 2044	1,750	155
Valero Energy Partners LP 4.375% 2026	1,735	1,783

Capital Income Builder — Page 14 of 35

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Western Gas Partners LP 3.95% 2025	$1,520	$1,357
Western Gas Partners LP 4.65% 2026	3,105	2,763
Western Midstream Operating, LP 3.10% 2025	5,040	4,624
Western Midstream Operating, LP 4.05% 2030	3,755	3,445
Western Midstream Operating, LP 5.25% 2050	3,956	3,135
Williams Partners LP 4.125% 2020	5,000	5,017
Williams Partners LP 6.30% 2040	1,918	2,213
Williams Partners LP 5.10% 2045	1,278	1,331
		934,418
Communication services 0.94%
América Móvil, SAB de CV 6.45% 2022	MXN45,000	1,846
América Móvil, SAB de CV 8.46% 2036	147,200	5,668
AT&T Inc. 3.80% 2027	$4,535	4,901
AT&T Inc. 4.50% 2035	6,348	7,116
AT&T Inc. 4.30% 2042	353	384
AT&T Inc. 4.35% 2045	6,945	7,623
AT&T Inc. 4.75% 2046	13,347	15,368
AT&T Inc. 4.50% 2048	15,875	18,069
Cablevision Systems Corp. 5.75% 20305	2,500	2,607
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	2,500	2,710
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	3,945	4,390
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	3,150	3,155
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 20265	17,570	18,377
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20265	14,950	15,656
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20275	48,950	51,055
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	1,400	1,509
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20285	2,000	2,069
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20305	24,275	24,510
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20305	32,777	33,585
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20325	1,885	1,881
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	12,167	15,273
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	9,077	10,812
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	12,500	14,174
CenturyLink, Inc. 7.50% 2024	20,283	22,113
CenturyLink, Inc. 4.00% 20275	3,950	3,856
CenturyLink, Inc., Series T, 5.80% 2022	5,725	5,887
Charter Communications Operating, LLC/Charter Communications Operating Capital 3.70% 2051	3,557	3,472
Comcast Corp. 3.00% 2024	6,919	7,387
Comcast Corp. 3.70% 2024	7,561	8,279
Comcast Corp. 3.95% 2025	4,175	4,712
Comcast Corp. 2.35% 2027	3,220	3,363
Comcast Corp. 3.15% 2028	7,500	8,178
Comcast Corp. 2.65% 2030	39,694	42,321
Comcast Corp., 3.75% 2040	1,617	1,864
Comcast Corp. 4.75% 2044	3,500	4,555
Comcast Corp. 4.00% 2047	2,600	3,095
Comcast Corp. 4.00% 2048	6,303	7,559
Comcast Corp. 3.45% 2050	5,418	6,068
CSC Holdings, LLC 5.50% 20265	2,000	2,082
Deutsche Telekom AG 3.625% 20505	12,675	13,950
Fox Corp. 3.05% 2025	3,227	3,418
Fox Corp. 3.50% 2030	18,171	19,588
Frontier Communications Corp. 6.25% 202114	600	166

Capital Income Builder — Page 15 of 35

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Frontier Communications Corp. 10.50% 202214	$5,250	$1,650
Frontier Communications Corp. 11.00% 202514	4,800	1,517
Level 3 Communications, Inc. 5.125% 2023	3,000	3,008
Level 3 Communications, Inc. 3.875% 20295	2,500	2,565
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 20495	3,815	3,861
Netflix, Inc. 3.625% 20255	10,200	10,366
Outfront Media Capital LLC 4.625% 20305	5,000	4,586
Sirius XM Radio Inc. 3.875% 20225	4,625	4,683
Sirius XM Radio Inc. 4.625% 20235	4,000	4,046
SoftBank Group Corp. 3.36% 20235	3,750	3,771
Sprint Corp. 11.50% 2021	124,685	139,903
Sprint Corp. 6.875% 2028	49,710	60,099
Sprint Corp. 8.75% 2032	11,585	16,331
TEGNA Inc. 4.625% 20285	3,500	3,153
T-Mobile US, Inc. 6.00% 2024	175	179
T-Mobile US, Inc. 3.50% 20255	6,550	6,909
T-Mobile US, Inc. 6.375% 2025	3,600	3,713
T-Mobile US, Inc. 6.50% 2026	10,650	11,285
T-Mobile US, Inc. 3.75% 20275	10,000	10,770
T-Mobile US, Inc. 4.75% 2028	7,500	7,910
T-Mobile US, Inc. 3.875% 20305	33,248	36,535
T-Mobile US, Inc. 4.375% 20405	16,789	19,048
T-Mobile US, Inc. 4.50% 20505	16,056	18,788
Univision Communications Inc. 6.75% 20225	1,039	1,053
Univision Communications Inc. 5.125% 20235	7,805	7,464
Verizon Communications Inc. 3.00% 2027	8,850	9,609
Verizon Communications Inc. 4.329% 2028	7,846	9,299
Verizon Communications Inc. 3.15% 2030	6,350	7,044
Verizon Communications Inc. 4.00% 2050	15,172	19,055
Vodafone Group PLC 5.25% 2048	5,575	6,999
Vodafone Group PLC 4.25% 2050	6,550	7,248
Walt Disney Co. 3.35% 2025	7,000	7,654
		884,752
Utilities 0.69%
AEP Transmission Co. LLC 3.65% 2050	2,675	3,204
AES Corp. 5.50% 2025	9,895	10,204
AES Corp. 5.125% 2027	3,000	3,141
Ameren Corp. 2.50% 2024	1,616	1,675
Ameren Corp. 3.50% 2031	10,600	11,745
Ameren Corp. 3.25% 2050	3,625	4,066
American Electric Power Co., Inc. 3.25% 2050	775	792
Berkshire Hathaway Energy Co. 4.05% 20255	9,275	10,448
Berkshire Hathaway Energy Co. 4.25% 20505	975	1,248
Cemig Geração e Transmissão SA 9.25% 2024	8,515	8,915
Centerpoint Energy, Inc. 2.50% 2022	6,000	6,172
CenterPoint Energy, Inc. 3.85% 2024	19,500	20,846
CenterPoint Energy, Inc. 2.95% 2030	5,450	5,602
Clearway Energy Operating LLC 4.75% 20285	5,000	5,103
CMS Energy Corp. 5.05% 2022	5,460	5,771
CMS Energy Corp. 3.00% 2026	849	896
CMS Energy Corp. 4.875% 2044	1,275	1,643
Colbun SA 3.15% 20305	800	767
Commonwealth Edison Co. 2.95% 2027	7,450	8,033

Capital Income Builder — Page 16 of 35

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Consolidated Edison Co. of New York, Inc. 4.65% 2048	$345	$447
Consolidated Edison Co. of New York, Inc. 3.95% 2050	3,125	3,733
Consumers Energy Co. 4.05% 2048	11,425	14,913
Consumers Energy Co. 3.10% 2050	10,917	12,400
Consumers Energy Co. 3.75% 2050	5,625	7,110
Dominion Resources, Inc. 2.00% 2021	6,570	6,621
Dominion Resources, Inc., 3.375% 2030	22,875	24,886
Dominion Resources, Inc., junior subordinated, 3.071% 202410	5,225	5,499
DTE Energy Co. 3.40% 2029	6,850	7,113
Duke Energy Carolinas, LLC 2.45% 2029	13,675	14,524
Duke Energy Carolinas, LLC 3.20% 2049	2,373	2,674
Duke Energy Corp. 3.95% 2023	985	1,058
Duke Energy Corp. 3.75% 2024	2,490	2,712
Duke Energy Corp. 3.40% 2029	6,575	7,231
Duke Energy Indiana, Inc. 3.25% 2049	1,625	1,796
Edison International 3.125% 2022	5,800	5,936
Edison International 3.55% 2024	9,775	10,077
Edison International 4.95% 2025	2,925	3,179
Edison International 5.75% 2027	5,642	6,415
Edison International 4.125% 2028	2,158	2,259
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)10	20,554	21,762
Emera US Finance LP 2.70% 2021	2,885	2,904
Empresas Publicas de Medellin E.S.P. 4.25% 2029	2,000	1,896
Enel Finance International SA 3.50% 20285	4,981	5,185
Entergy Corp. 4.00% 2022	4,435	4,693
Entergy Corp. 2.95% 2026	7,750	8,147
Entergy Louisiana, LLC 4.20% 2048	7,950	10,228
Eversource Energy 2.375% 2022	1,410	1,456
Eversource Energy 2.75% 2022	528	543
Eversource Energy 2.80% 2023	1,870	1,930
Eversource Energy 3.80% 2023	15,000	16,213
Exelon Corp. 3.95% 2025	635	702
Exelon Corp. 3.40% 2026	1,570	1,708
Exelon Corp. 4.45% 2046	8,115	9,702
Exelon Corp., junior subordinated, 3.497% 202210	12,000	12,372
FirstEnergy Corp. 3.90% 2027	25,785	28,404
FirstEnergy Corp. 3.50% 20285	8,725	9,332
FirstEnergy Corp. 2.65% 2030	3,575	3,644
FirstEnergy Corp. 3.40% 2050	14,125	14,867
FirstEnergy Corp., Series B, 4.25% 2023	2,000	2,166
Florida Power & Light Co. 2.85% 2025	6,900	7,487
Florida Power & Light Co. 3.15% 2049	1,318	1,521
IPALCO Enterprises, Inc. 3.70% 2024	2,000	2,099
Jersey Central Power & Light Co. 4.30% 20265	1,935	2,121
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	750	804
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	2,500	2,657
Northern States Power Co. 3.60% 2046	2,795	3,292
Northern States Power Co. 2.90% 2050	1,705	1,870
NSTAR Electric Co. 3.95% 2030	1,075	1,285
Pacific Gas and Electric Co. 3.25% 202314	16,490	16,817
Pacific Gas and Electric Co. 3.85% 202314	3,437	3,591
Pacific Gas and Electric Co. 4.25% 20235,14	2,757	2,963
Pacific Gas and Electric Co. 3.40% 202414	3,665	3,811
Pacific Gas and Electric Co. 3.75% 202414	1,457	1,537

Capital Income Builder — Page 17 of 35

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.50% 202514	$1,285	$1,322
Pacific Gas and Electric Co. 2.95% 202614	10,066	10,151
Pacific Gas and Electric Co. 3.30% 202714	1,749	1,769
Pacific Gas and Electric Co. 3.30% 202714	738	744
Pacific Gas and Electric Co. 4.65% 20285,14	2,500	2,799
Pacific Gas and Electric Co. 6.05% 203414	2,200	2,485
PacifiCorp. 3.30% 2051	2,225	2,505
PacifiCorp., First Mortgage Bonds, 2.70% 2030	1,850	2,013
Pennsylvania Electric Co. 3.25% 20285	6,000	6,358
Progress Energy, Inc. 7.00% 2031	4,000	5,481
Progress Energy, Inc. 7.75% 2031	2,500	3,551
Public Service Co. of Colorado 3.80% 2047	685	855
Public Service Electric and Gas Co. 3.20% 2029	9,000	10,097
Public Service Electric and Gas Co. 3.85% 2049	490	612
Public Service Enterprise Group Inc. 3.20% 2049	5,768	6,631
Puget Energy, Inc. 6.50% 2020	2,058	2,121
Puget Energy, Inc. 5.625% 2022	6,525	6,971
Puget Energy, Inc. 3.65% 2025	8,500	8,520
San Diego Gas & Electric Co. 4.10% 2049	1,750	2,106
San Diego Gas & Electric Co. 3.32% 2050	3,675	4,007
Southern California Edison Co. 1.845% 2022	4,407	4,393
Southern California Edison Co. 2.85% 2029	7,300	7,552
Southern California Edison Co. 4.20% 2029	7,000	7,851
Southern California Edison Co. 2.25% 2030	4,515	4,421
Southern California Edison Co. 4.05% 2042	3,333	3,692
Southern California Edison Co. 4.00% 2047	14,501	16,119
Southern California Edison Co. 4.125% 2048	10,764	12,301
Southern California Edison Co. 4.875% 2049	1,625	2,070
Southern California Edison Co. 3.65% 2050	1,325	1,439
Southern California Edison Co., Series C, 3.60% 2045	4,463	4,764
Southern California Gas Co. 2.55% 2030	1,925	2,038
Talen Energy Corp. 7.25% 20275	2,290	2,278
Tampa Electric Co. 2.60% 2022	1,200	1,216
Virginia Electric and Power Co. 3.45% 2024	1,860	1,990
Virginia Electric and Power Co. 3.30% 2049	6,525	7,297
Virginia Electric and Power Co., Series B, 3.45% 2022	1,330	1,392
Virginia Electric and Power Co., Series B, 3.80% 2047	925	1,109
Wisconsin Power and Light Co. 3.65% 2050	1,225	1,424
Xcel Energy Inc. 3.30% 2025	5,850	6,274
Xcel Energy Inc. 4.00% 2028	9,588	10,836
Xcel Energy Inc. 2.60% 2029	3,875	4,048
Xcel Energy Inc. 6.50% 2036	3,000	4,240
Xcel Energy Inc. 3.50% 2049	3,611	3,975
		654,380
Consumer staples 0.68%
Albertsons Companies, Inc. 4.875% 20305	3,000	3,060
Altria Group, Inc. 4.75% 2021	1,500	1,548
Altria Group, Inc. 2.95% 2023	3,800	3,943
Altria Group, Inc. 3.80% 2024	7,692	8,246
Altria Group, Inc. 4.00% 2024	3,000	3,234
Altria Group, Inc. 2.625% 2026	1,375	1,396
Altria Group, Inc. 4.40% 2026	17,972	19,963
Altria Group, Inc. 4.80% 2029	16,105	18,014

Capital Income Builder — Page 18 of 35

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 5.95% 2049	$22,078	$27,525
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	12,500	14,383
Anheuser-Busch InBev NV 4.75% 2029	27,932	32,270
Anheuser-Busch InBev NV 4.60% 2048	2,958	3,274
Anheuser-Busch InBev NV 5.55% 2049	17,750	22,227
Anheuser-Busch InBev NV 4.50% 2050	2,500	2,792
ARAMARK Corp. 6.375% 20255	2,000	2,085
British American Tobacco PLC 3.222% 2024	2,500	2,597
British American Tobacco PLC 3.557% 2027	49,225	50,645
British American Tobacco PLC 4.70% 2027	7,862	8,696
British American Tobacco PLC 4.906% 2030	5,000	5,631
British American Tobacco PLC 4.39% 2037	6,870	7,049
British American Tobacco PLC 4.54% 2047	10,965	11,438
British American Tobacco PLC 4.758% 2049	7,674	8,342
Coca-Cola Co. 1.75% 2024	15,075	15,671
Coca-Cola Co. 2.95% 2025	7,000	7,621
Coca-Cola Co. 3.45% 2030	3,408	3,935
Conagra Brands, Inc. 4.30% 2024	5,000	5,427
Conagra Brands, Inc. 4.60% 2025	6,790	7,589
Conagra Brands, Inc. 5.30% 2038	3,846	4,807
Conagra Brands, Inc. 5.40% 2048	6,306	8,382
Constellation Brands, Inc. 2.25% 2020	5,000	5,033
Constellation Brands, Inc. 2.65% 2022	2,615	2,668
Constellation Brands, Inc. 2.70% 2022	415	422
Constellation Brands, Inc. 3.70% 2026	7,015	7,461
Constellation Brands, Inc. 3.50% 2027	10,775	11,396
Constellation Brands, Inc. 4.50% 2047	445	495
Constellation Brands, Inc. 3.75% 2050	2,340	2,354
Costco Wholesale Corp. 2.15% 2021	2,500	2,545
Costco Wholesale Corp. 1.375% 2027	2,147	2,161
Costco Wholesale Corp. 1.60% 2030	8,546	8,463
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 1.716% 202111	11,975	11,913
General Mills, Inc. 3.20% 2021	2,840	2,887
JBS Investments GmbH II 5.75% 20285	4,429	4,339
JBS USA LLC 5.50% 20305	1,500	1,526
Keurig Dr Pepper Inc. 3.551% 2021	4,675	4,774
Keurig Dr Pepper Inc. 4.057% 2023	17,120	18,335
Keurig Dr Pepper Inc. 4.597% 2028	8,441	9,804
Keurig Dr Pepper Inc. 5.085% 2048	7,235	9,215
Keurig Dr Pepper Inc. 3.80% 2050	2,434	2,592
Kimberly-Clark Corp. 3.10% 2030	472	526
Kimberly-Clark Corp. 2.875% 2050	3,529	3,785
Kraft Heinz Co. 3.00% 2026	2,240	2,226
Kraft Heinz Co. 3.75% 20305	760	774
Molson Coors Brewing Co. 2.10% 2021	2,920	2,912
Molson Coors Brewing Co. 4.20% 2046	480	463
NBM US Holdings, Inc. 6.625% 20295	3,000	2,799
Nestlé Holdings, Inc. 3.35% 20235	14,000	15,018
PepsiCo, Inc. 2.75% 2030	10,000	10,939
PepsiCo, Inc. 3.50% 2040	8,050	9,419
Philip Morris International Inc. 2.375% 2022	5,595	5,757
Philip Morris International Inc. 2.50% 2022	5,000	5,187
Philip Morris International Inc. 2.625% 2022	6,125	6,283
Philip Morris International Inc. 2.125% 2023	2,500	2,565

Capital Income Builder — Page 19 of 35

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 2.10% 2030	$8,625	$8,534
Procter & Gamble Co. 2.45% 2025	1,917	2,052
Procter & Gamble Co. 3.00% 2030	4,159	4,728
Procter & Gamble Co. 3.60% 2050	1,727	2,196
Reckitt Benckiser Group PLC 2.375% 20225	2,870	2,928
Reckitt Benckiser Treasury Services PLC 2.75% 20245	2,215	2,286
Reynolds American Inc. 3.25% 2020	3,675	3,679
Reynolds American Inc. 4.00% 2022	4,500	4,685
Reynolds American Inc. 4.45% 2025	15,045	16,375
Reynolds American Inc. 5.85% 2045	9,362	11,016
Sysco Corp. 5.95% 2030	3,000	3,534
TreeHouse Foods, Inc. 6.00% 20245	250	256
Wal-Mart Stores, Inc. 2.85% 2024	26,265	28,345
Wal-Mart Stores, Inc. 3.05% 2026	12,870	14,252
Wal-Mart Stores, Inc. 2.95% 2049	4,062	4,557
WM. Wrigley Jr. Co. 3.375% 20205	43,185	43,589
		641,838
Consumer discretionary 0.58%
Amazon.com, Inc. 3.875% 2037	5,114	6,233
Bayerische Motoren Werke AG 3.15% 20245	11,000	11,255
Bayerische Motoren Werke AG 3.90% 20255	5,000	5,326
BMW Finance NV 2.25% 20225	3,000	2,994
Booking Holdings Inc. 4.625% 2030	8,000	8,908
Burger King Corp. 5.75% 20255	2,000	2,115
Burger King Corp. 3.875% 20285	5,000	4,873
Burlington Coat Factory Warehouse Corporation 6.25% 20255	3,000	3,060
Carnival Corp. 11.50% 20235	76,985	80,618
DaimlerChrysler North America Holding Corp. 3.65% 20245	19,750	19,584
Expedia Group Inc. 6.25% 20255	7,500	7,660
Extended Stay America Inc. 4.625% 20275	1,783	1,618
Ford Motor Co. 9.625% 2030	14,020	13,810
General Motors Co. 4.35% 2025	11,555	11,014
General Motors Co. 5.40% 2048	10,000	7,986
General Motors Co. 5.95% 2049	4,850	4,132
General Motors Financial Co. 3.70% 2020	15,890	15,849
General Motors Financial Co. 4.375% 2021	1,000	986
General Motors Financial Co. 3.45% 2022	20,390	19,649
General Motors Financial Co. 4.30% 2025	10,000	9,396
Hanesbrands Inc. 5.375% 20255	2,880	2,880
Hilton Worldwide Holdings Inc. 5.75% 20285	6,000	6,105
Home Depot, Inc. 2.95% 2029	4,775	5,190
Home Depot, Inc. 3.125% 2049	7,117	7,562
Hyundai Capital America 3.10% 20225	26,390	26,215
International Game Technology 6.25% 20275	5,960	5,822
Kohl’s Corp. 9.50% 2025	2,500	2,570
Las Vegas Sands Corp. 3.90% 2029	3,175	2,931
Lennar Corp. 8.375% 2021	5,000	5,161
Lowe’s Companies, Inc. 5.00% 2040	1,816	2,245
Lowe’s Cos., Inc. 4.05% 2047	4	4
Lowe’s Cos., Inc. 4.55% 2049	4,933	5,994
Lowe’s Cos., Inc. 5.125% 2050	1,828	2,389
Massachusetts Institute of Technology 2.294% 2051	5,025	5,025
McDonald’s Corp. 2.625% 2022	1,035	1,061

Capital Income Builder — Page 20 of 35

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 3.35% 2023	$7,718	$8,215
McDonald’s Corp. 3.70% 2026	7,015	7,785
McDonald’s Corp. 2.125% 2030	4,136	4,142
McDonald’s Corp. 4.875% 2045	2,100	2,649
McDonald’s Corp. 4.45% 2047	3,000	3,684
McDonald’s Corp. 3.625% 2049	4,898	5,423
Melco International Development Ltd. 5.375% 20295	1,280	1,204
MGM Growth Properties LLC 5.625% 2024	2,245	2,291
MGM Resorts International 6.00% 2023	4,000	3,911
MGM Resorts International 6.75% 2025	1,500	1,478
Morongo Band of Mission Indians 7.00% 20395	5,000	5,703
Newell Rubbermaid Inc. 3.85% 2023	1,750	1,794
NIKE, Inc. 3.875% 2045	7,145	8,462
Nissan Motor Co., Ltd. 2.60% 20225	29,255	27,093
Panther BF Aggregator 2, LP 6.25% 20265	3,000	3,022
PetSmart, Inc. 7.125% 20235	7,100	6,772
PetSmart, Inc. 5.875% 20255	5,645	5,723
President & Fellows of Harvard College 2.517% 2050	2,730	2,911
S.A.C.I. Falabella 3.75% 20275	4,560	4,270
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	2,000	1,650
Sally Holdings LLC and Sally Capital Inc. 8.75% 20255	4,357	4,439
Sands China Ltd. 4.60% 2023	8,989	9,282
Sands China Ltd. 5.40% 2028	12,150	12,777
Starbucks Corp. 3.10% 2023	28,233	29,495
Starbucks Corp. 4.50% 2048	8,190	9,630
TJX Companies, Inc., 4.50% 2050	6,462	7,948
Toyota Motor Credit Corp. 3.375% 2030	7,241	7,917
VICI Properties LP / VICI Note Co. Inc. 3.75% 20275	2,390	2,234
VICI Properties LP / VICI Note Co. Inc. 4.125% 20305	2,145	1,962
Volkswagen Group of America Finance, LLC 2.40% 20205	4,070	4,072
Volkswagen Group of America Finance, LLC 4.00% 20215	6,765	6,876
Volkswagen Group of America Finance, LLC 4.25% 20235	11,930	12,514
Volkswagen Group of America Finance, LLC 2.85% 20245	9,100	8,945
Wynn Resorts Ltd. 7.75% 20255	2,325	2,378
Wynn Resorts Ltd. 5.125% 20295	6,000	5,653
		552,524
Industrials 0.50%
3M Co. 2.25% 2023	3,500	3,682
3M Co. 3.25% 2024	6,359	6,887
3M Co. 3.70% 2050	1,904	2,268
Airbus Group SE 2.70% 20235	4,445	4,505
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	236	210
Ashtead Group PLC 4.00% 20285	4,613	4,417
Avolon Holdings Funding Ltd. 3.95% 20245	14,661	12,640
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)10	6,700	6,896
Boeing Co. 4.508% 2023	50,000	50,000
Boeing Co. 3.10% 2026	10,061	9,246
Boeing Co. 2.70% 2027	14,545	12,987
Boeing Co. 3.20% 2029	12,333	10,839
Boeing Co. 2.95% 2030	3,366	2,878
Boeing Co. 3.60% 2034	5,000	4,365
Boeing Co. 3.90% 2049	4,696	3,939
Boeing Co. 5.805% 2050	11,980	11,980

Capital Income Builder — Page 21 of 35

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Burlington Northern Santa Fe LLC 3.05% 2051	$2,336	$2,442
Carrier Global Corp. 2.242% 20255	1,360	1,357
Carrier Global Corp. 2.493% 20275	1,125	1,076
Carrier Global Corp. 2.722% 20305	23,777	22,353
Carrier Global Corp. 3.377% 20405	1,483	1,330
Carrier Global Corp. 3.577% 20505	8,925	8,048
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	797	785
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	1,966	1,956
CSX Corp. 2.40% 2030	13,078	13,500
CSX Corp. 4.50% 2049	6,729	8,491
Delta Air Lines Inc. 7.00% 20255	5,000	5,130
Emerson Electric Co. 1.80% 2027	4,515	4,525
Emerson Electric Co. 1.95% 2030	5,573	5,551
Emerson Electric Co. 2.75% 2050	2,038	1,987
GE Capital International Funding Co. 4.418% 2035	6,500	6,780
General Dynamics Corp. 3.625% 2030	6,855	7,898
General Dynamics Corp. 4.25% 2050	998	1,293
General Electric Capital Corp. 3.373% 2025	9,000	9,268
General Electric Co. 3.625% 2030	5,575	5,604
General Electric Co. 4.25% 2040	9,300	9,300
General Electric Co. 4.35% 2050	9,700	9,760
Harris Corp. 3.832% 2025	410	440
Honeywell International Inc. 2.30% 2024	7,155	7,512
Howmet Aerospace Inc., 6.875% 2025	795	814
Icahn Enterprises Finance Corp. 6.25% 2026	2,500	2,468
Lima Metro Line 2 Finance Ltd. 4.35% 20365	3,610	3,690
Mexico City Airport Trust 5.50% 2047	2,500	2,096
Moog Inc. 4.25% 20275	461	435
Norfolk Southern Corp. 2.55% 2029	3,485	3,634
Norfolk Southern Corp. 3.40% 2049	2,406	2,600
Norfolk Southern Corp. 3.05% 2050	3,511	3,503
Northrop Grumman Corp. 4.40% 2030	7,000	8,415
Northrop Grumman Corp. 5.25% 2050	3,971	5,673
NXP BV and NXP Funding LLC 4.125% 20215	1,250	1,278
Otis Worldwide Corp. 2.056% 20255	19,743	20,110
Otis Worldwide Corp. 2.565% 20305	10,515	10,603
Otis Worldwide Corp. 3.362% 20505	2,529	2,586
Parker-Hannifin Corp. 3.25% 2029	5,235	5,547
Roper Technologies, Inc. 2.80% 2021	690	704
Science Applications International Corp. 4.875% 20285	730	718
Siemens AG 2.90% 20225	9,000	9,340
Southwest Airlines Co. 5.25% 2025	3,500	3,490
Spirit AeroSystems, Inc. 7.50% 20255	1,640	1,624
TransDigm Inc. 6.50% 2024	6,760	6,280
TransDigm Inc. 8.00% 20255	7,840	8,193
TransDigm Inc. 6.25% 20265	28,190	27,723
Union Pacific Corp. 3.15% 2024	4,500	4,798
Union Pacific Corp. 3.70% 2029	6,065	6,817
Union Pacific Corp. 2.40% 2030	3,000	3,096
Union Pacific Corp. 4.30% 2049	9,501	11,591
Union Pacific Corp. 3.95% 2059	4,500	5,002
United Rentals, Inc. 5.50% 2025	3,000	3,053
United Rentals, Inc. 4.00% 2030	2,000	1,891
United Technologies Corp. 3.125% 2027	12,375	13,326

Capital Income Builder — Page 22 of 35

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Waste Management, Inc. 3.45% 2029	$5,640	$6,405
Waste Management, Inc. 4.15% 2049	846	1,076
Westinghouse Air Brake Technologies Corp. 4.40% 202410	648	651
		473,355
Information technology 0.40%
Adobe Inc. 2.30% 2030	20,115	21,179
Broadcom Inc. 4.70% 20255	24,028	26,525
Broadcom Inc. 4.75% 20295	17,310	19,130
Broadcom Inc. 5.00% 20305	19,032	21,354
Broadcom Ltd. 3.625% 2024	6,875	7,202
Broadcom Ltd. 3.875% 2027	19,850	20,629
Broadcom Ltd. 3.50% 2028	10,027	10,179
CDK Global Inc. 4.875% 2027	2,500	2,508
Fiserv, Inc. 3.50% 2029	17,487	19,207
Fiserv, Inc. 4.40% 2049	8,946	10,953
Intel Corp. 3.90% 2030	4,135	4,916
Intel Corp. 4.75% 2050	5,841	8,120
International Business Machines Corp. 3.00% 2024	13,000	13,939
International Business Machines Corp. 1.70% 2027	1,937	1,933
International Business Machines Corp. 1.95% 2030	2,662	2,652
International Business Machines Corp. 2.85% 2040	5,180	5,147
International Business Machines Corp. 2.95% 2050	4,465	4,428
Lam Research Corp. 2.875% 2050	5,000	4,987
Lenovo Group Ltd. 5.875% 2025	38,190	38,577
Mastercard Inc. 3.35% 2030	17,519	19,958
Mastercard Inc. 3.85% 2050	1,980	2,488
Microsoft Corp. 1.55% 2021	13,755	13,952
Microsoft Corp. 2.875% 2024	5,150	5,548
Microsoft Corp. 3.125% 2025	3,250	3,630
Microsoft Corp. 3.70% 2046	900	1,104
NCR Corp. 8.125% 20255	750	799
Oracle Corp. 2.95% 2030	12,261	13,432
Oracle Corp. 3.60% 2040	7,345	8,313
Oracle Corp. 3.60% 2050	25,097	28,747
PayPal Holdings, Inc. 2.85% 2029	9,204	9,812
Visa Inc. 2.05% 2030	18,333	18,908
Visa Inc. 2.70% 2040	4,310	4,523
		374,779
Materials 0.29%
Air Products and Chemicals, Inc. 1.50% 2025	500	505
Air Products and Chemicals, Inc., 2.05% 2030	3,259	3,321
Air Products and Chemicals, Inc., 2.70% 2040	3,505	3,546
Air Products and Chemicals, Inc., 2.80% 2050	2,748	2,799
Anglo American Capital PLC 5.375% 20255	17,992	19,366
Anglo American Capital PLC 5.625% 20305	14,625	16,171
ArcelorMittal 3.60% 2024	14,080	13,519
ArcelorMittal 4.55% 2026	10,000	9,660
Arconic Corp. 6.00% 20255	3,075	3,117
Ardagh Packaging Finance 5.25% 20255	5,823	5,998
Braskem Idesa Sapi 7.45% 20295	2,397	1,814
Braskem SA 4.50% 20305	10,825	8,795
Braskem SA 5.875% 20505	4,000	3,153

Capital Income Builder — Page 23 of 35

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Cleveland-Cliffs Inc. 9.875% 20255	$1,400	$1,390
Consolidated Energy Finance SA 6.50% 20265	3,060	2,401
Cydsa, SAB de CV 6.25% 2027	5,000	4,498
Dow Chemical Co. 3.625% 2026	4,265	4,504
Dow Chemical Co. 5.55% 2048	2,500	3,165
Dow Chemical Co. 4.80% 2049	10,476	11,938
DowDuPont Inc. 5.419% 2048	5,350	6,877
Ecolab Inc. 4.35% 2021	1,224	1,296
First Quantum Minerals Ltd. 7.25% 20225	87,125	81,945
Freeport-McMoRan Inc. 4.125% 2028	1,500	1,396
Freeport-McMoRan Inc. 4.25% 2030	1,500	1,401
Graphic Packaging International, Inc. 3.50% 20285	5,000	4,769
LYB International Finance BV 4.875% 2044	500	550
LYB International Finance III, LLC 4.20% 2050	7,587	7,726
LyondellBasell Industries NV 6.00% 2021	1,350	1,420
Mineral Resources Ltd. 8.125% 20275	2,775	2,871
Mosaic Co. 4.25% 2023	1,700	1,730
Nova Chemicals Corp. 4.875% 20245	1,500	1,354
Nova Chemicals Corp. 5.25% 20275	2,590	2,084
Nutrien Ltd. 5.00% 2049	2,300	2,966
OCI NV 5.25% 20245	2,855	2,855
Olin Corp. 5.625% 2029	5,000	4,542
Olin Corp. 5.00% 2030	1,850	1,624
Owens-Illinois, Inc. 5.00% 20225	2,400	2,435
Owens-Illinois, Inc. 6.375% 20255	5,000	5,106
Praxair, Inc. 3.00% 2021	2,500	2,564
Praxair, Inc. 2.20% 2022	1,000	1,024
S.P.C.M. SA 4.875% 20255	700	711
Sherwin-Williams Co. 2.75% 2022	312	316
Sherwin-Williams Co. 3.45% 2027	5,851	6,307
Sherwin-Williams Co. 2.95% 2029	4,148	4,317
Sherwin-Williams Co. 4.50% 2047	1,500	1,799
Sherwin-Williams Co. 3.80% 2049	670	739
Suzano Austria GmbH 5.00% 2030	3,000	2,845
Westlake Chemical Corp. 5.00% 2046	1,985	1,927
Westlake Chemical Corp. 4.375% 2047	415	364
		277,520
Real estate 0.22%
Alexandria Real Estate Equities, Inc. 3.90% 2023	2,400	2,553
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,780	1,899
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,400	1,540
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,845	1,978
Alexandria Real Estate Equities, Inc. 4.50% 2029	605	692
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,970	3,212
Alexandria Real Estate Equities, Inc. 4.00% 2050	845	935
American Campus Communities, Inc. 3.75% 2023	10,190	10,333
American Campus Communities, Inc. 4.125% 2024	7,000	7,013
American Campus Communities, Inc. 3.30% 2026	14,802	14,593
American Campus Communities, Inc. 3.625% 2027	3,595	3,551
American Campus Communities, Inc. 2.85% 2030	384	352
EPR Properties 3.75% 2029	7,500	6,063
Equinix, Inc. 2.625% 2024	11,725	12,336
Equinix, Inc. 2.90% 2026	11,821	12,148

Capital Income Builder — Page 24 of 35

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 5.375% 2027	$23,650	$25,652
Equinix, Inc. 3.20% 2029	13,201	13,871
Essex Portfolio LP 3.625% 2022	410	425
Essex Portfolio LP 3.25% 2023	7,845	8,009
Essex Portfolio LP 3.875% 2024	2,335	2,450
Gaming and Leisure Properties, Inc. 3.35% 2024	1,865	1,736
Gaming and Leisure Properties, Inc. 4.00% 2030	2,500	2,221
Hospitality Properties Trust 5.00% 2022	1,000	904
Hospitality Properties Trust 4.50% 2023	11,490	9,948
Hospitality Properties Trust 4.50% 2025	1,965	1,602
Hospitality Properties Trust 3.95% 2028	4,150	3,215
Iron Mountain Inc. 6.00% 2023	1,415	1,436
Iron Mountain Inc. 4.875% 20295	3,085	2,972
Kimco Realty Corp. 3.40% 2022	2,470	2,520
Kimco Realty Corp. 3.125% 2023	3,175	3,191
Kimco Realty Corp. 3.30% 2025	5,000	5,011
Scentre Group 2.375% 20215	4,220	4,225
Scentre Group 3.25% 20255	1,705	1,716
Scentre Group 3.50% 20255	9,000	9,004
WEA Finance LLC 3.25% 20205	10,370	10,367
WEA Finance LLC 3.75% 20245	7,500	7,560
Westfield Corp. Ltd. 3.15% 20225	2,720	2,721
Westfield Corp. Ltd. 3.50% 20295	4,238	3,875
		203,829
Total corporate bonds & notes		7,410,152
Mortgage-backed obligations 7.84%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20485,11,15	14,810	14,961
Bank Commercial Mortgage Trust, Series 2018-B15, Class A4, 4.407% 206111,15	10,000	11,718
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.672% 203411,15	335	264
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 20301,5,11,15	14,537	14,551
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 204915	4,950	5,189
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A4, 3.458% 204915	3,940	4,226
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 20585,11,15	5,284	5,397
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 203215	182	196
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 203215	101	107
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 203315	147	155
Fannie Mae 6.50% 203715	134	143
Fannie Mae 7.00% 203715	204	241
Fannie Mae 7.50% 203715	295	345
Fannie Mae 7.00% 204715	57	65
Fannie Mae Pool #MA0815 3.50% 202115	41	44
Fannie Mae Pool #936484 6.00% 202115	92	94
Fannie Mae Pool #MA1632 3.50% 202315	93	98
Fannie Mae Pool #MA1675 3.50% 202315	63	67
Fannie Mae Pool #AA8755 4.50% 202415	2,044	2,189
Fannie Mae Pool #AA8211 4.50% 202415	462	493
Fannie Mae Pool #930337 6.00% 202415	6	6
Fannie Mae Pool #AJ6031 3.00% 202615	179	189
Fannie Mae Pool #AL0843 3.50% 202615	7	8
Fannie Mae Pool #AJ1441 3.50% 202615	6	7
Fannie Mae Pool #AX3597 3.00% 202715	454	480
Fannie Mae Pool #AB4483 3.00% 202715	84	89

Capital Income Builder — Page 25 of 35

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AO0533 3.00% 202715	$63	$67
Fannie Mae Pool #AJ9193 3.00% 202715	45	48
Fannie Mae Pool #MA2940 3.50% 202715	75	79
Fannie Mae Pool #AL3560 3.00% 202815	468	494
Fannie Mae Pool #AU6682 3.00% 202815	338	358
Fannie Mae Pool #MA3395 3.50% 202815	468	495
Fannie Mae Pool #MA3345 3.50% 202815	79	84
Fannie Mae Pool #MA3366 3.50% 202815	59	63
Fannie Mae Pool #MA3251 3.50% 202815	38	40
Fannie Mae Pool #AL7277 3.50% 202815	37	39
Fannie Mae Pool #CA5030 3.50% 202815	31	33
Fannie Mae Pool #AS2684 3.00% 202915	254	269
Fannie Mae Pool #AX9959 3.50% 202915	547	581
Fannie Mae Pool #BM4299 3.00% 203015	9,986	10,539
Fannie Mae Pool #BA2999 3.50% 203015	547	586
Fannie Mae Pool #MA3312 3.00% 203315	1,646	1,740
Fannie Mae Pool #BK3766 3.00% 203315	253	267
Fannie Mae Pool #BJ7059 3.00% 203315	34	36
Fannie Mae Pool #MA3438 3.50% 203315	1,176	1,242
Fannie Mae Pool #MA3462 3.50% 203315	542	574
Fannie Mae Pool #CA1299 3.50% 203315	204	219
Fannie Mae Pool #MA3540 3.50% 203315	56	60
Fannie Mae Pool #683351 5.50% 203315	160	180
Fannie Mae Pool #MA3827 2.50% 203415	9,144	9,576
Fannie Mae Pool #CA4922 3.00% 203415	26,931	28,470
Fannie Mae Pool #MA3657 3.00% 203415	5,400	5,699
Fannie Mae Pool #BP0113 3.00% 203415	3,825	4,044
Fannie Mae Pool #SB8021 3.00% 203415	599	634
Fannie Mae Pool #CA3757 3.00% 203415	578	612
Fannie Mae Pool #FM1776 3.00% 203415	88	93
Fannie Mae Pool #FM1842 3.50% 203415	2,443	2,580
Fannie Mae Pool #CA4490 3.50% 203415	1,867	1,975
Fannie Mae Pool #MA3658 3.50% 203415	1,579	1,668
Fannie Mae Pool #MA3897 3.00% 203515	401	424
Fannie Mae Pool #902164 6.00% 203615	2,442	2,820
Fannie Mae Pool #903076 6.00% 203615	2,390	2,759
Fannie Mae Pool #887695 6.00% 203615	1,858	2,146
Fannie Mae Pool #902503 6.00% 203615	1,177	1,359
Fannie Mae Pool #894308 6.00% 203615	507	574
Fannie Mae Pool #AD0249 5.50% 203715	202	229
Fannie Mae Pool #256960 6.50% 203715	715	823
Fannie Mae Pool #256845 6.50% 203715	117	138
Fannie Mae Pool #963269 5.50% 203815	1,812	2,071
Fannie Mae Pool #963454 5.50% 203815	1,658	1,895
Fannie Mae Pool #963796 5.50% 203815	625	715
Fannie Mae Pool #963341 5.50% 203815	436	498
Fannie Mae Pool #970772 5.50% 203815	142	160
Fannie Mae Pool #929964 6.00% 203815	935	1,078
Fannie Mae Pool #257137 7.00% 203815	39	46
Fannie Mae Pool #AE0392 5.50% 203915	129	148
Fannie Mae Pool #AE8073 4.00% 204015	428	475
Fannie Mae Pool #AL0152 6.00% 204015	6,477	7,492
Fannie Mae Pool #AB4050 4.00% 204115	690	767
Fannie Mae Pool #AJ4189 4.00% 204115	466	518
Fannie Mae Pool #AJ4154 4.00% 204115	422	470

Capital Income Builder — Page 26 of 35

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AJ0257 4.00% 204115	$179	$201
Fannie Mae Pool #AL1571 5.00% 204115	7,075	8,088
Fannie Mae Pool #AL0913 6.00% 204115	4,561	5,276
Fannie Mae Pool #AP7553 3.00% 204215	37,032	39,605
Fannie Mae Pool #AO6721 4.00% 204215	17,600	19,519
Fannie Mae Pool #AJ9165 4.00% 204215	10,851	12,024
Fannie Mae Pool #AL2745 4.00% 204215	3,476	3,865
Fannie Mae Pool #890445 4.00% 204215	2,464	2,732
Fannie Mae Pool #AO1820 4.00% 204215	1,550	1,695
Fannie Mae Pool #890407 4.00% 204215	1,143	1,270
Fannie Mae Pool #AS0831 4.50% 204315	2,909	3,235
Fannie Mae Pool #AX2782 4.00% 204415	7,897	8,690
Fannie Mae Pool #AW4026 4.00% 204415	5,491	6,043
Fannie Mae Pool #AW4156 4.00% 204415	4,891	5,383
Fannie Mae Pool #AY1313 4.00% 204515	12,382	13,623
Fannie Mae Pool #AL8522 3.50% 204615	1,964	2,140
Fannie Mae Pool #AS7759 4.00% 204615	33,023	36,331
Fannie Mae Pool #AS7939 4.00% 204615	21,587	23,750
Fannie Mae Pool #AS6840 4.00% 204615	15,784	17,365
Fannie Mae Pool #AS7760 4.00% 204615	14,904	16,223
Fannie Mae Pool #AS7598 4.00% 204615	14,398	15,840
Fannie Mae Pool #BC4712 4.00% 204615	11,901	12,934
Fannie Mae Pool #BC4801 4.00% 204615	7,949	8,614
Fannie Mae Pool #AL9190 4.00% 204615	5,045	5,477
Fannie Mae Pool #BC8719 4.00% 204615	4,952	5,439
Fannie Mae Pool #BC8720 4.00% 204615	3,963	4,307
Fannie Mae Pool #BD1967 4.00% 204615	3,906	4,297
Fannie Mae Pool #BD5477 4.00% 204615	146	159
Fannie Mae Pool #MA2691 4.50% 204615	2,820	3,083
Fannie Mae Pool #MA3058 4.00% 204715	13,080	14,035
Fannie Mae Pool #AS9313 4.00% 204715	12,091	13,348
Fannie Mae Pool #BJ1668 4.00% 204715	7,893	8,728
Fannie Mae Pool #BH2491 4.00% 204715	5,866	6,373
Fannie Mae Pool #BE3229 4.00% 204715	4,549	4,937
Fannie Mae Pool #MA3211 4.00% 204715	2,100	2,241
Fannie Mae Pool #AS9454 4.00% 204715	120	128
Fannie Mae Pool #BD7165 4.00% 204715	108	117
Fannie Mae Pool #MA2907 4.00% 204715	96	103
Fannie Mae Pool #CA0243 4.50% 204715	55,413	60,090
Fannie Mae Pool #CA0623 4.50% 204715	43,229	46,838
Fannie Mae Pool #BM4187 4.50% 204715	38,768	43,068
Fannie Mae Pool #MA3276 3.50% 204815	5,023	5,341
Fannie Mae Pool #CA2157 4.00% 204815	76,779	83,369
Fannie Mae Pool #CA2033 4.00% 204815	34,044	36,937
Fannie Mae Pool #MA3495 4.00% 204815	17,322	18,457
Fannie Mae Pool #MA3536 4.00% 204815	15,381	16,390
Fannie Mae Pool #MA3467 4.00% 204815	14,349	15,289
Fannie Mae Pool #MA3443 4.00% 204815	2,991	3,187
Fannie Mae Pool #BK0920 4.00% 204815	897	956
Fannie Mae Pool #FM1437 4.00% 204815	754	804
Fannie Mae Pool #BJ7556 4.00% 204815	610	651
Fannie Mae Pool #MA3384 4.00% 204815	603	643
Fannie Mae Pool #MA3521 4.00% 204815	200	213
Fannie Mae Pool #BJ9252 4.00% 204815	179	191
Fannie Mae Pool #BK4764 4.00% 204815	153	163

Capital Income Builder — Page 27 of 35

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK7608 4.00% 204815	$76	$81
Fannie Mae Pool #BK0915 4.00% 204815	56	60
Fannie Mae Pool #MA3357 4.00% 204815	19	20
Fannie Mae Pool #CA1952 4.50% 204815	47,649	51,511
Fannie Mae Pool #CA2204 4.50% 204815	46,994	50,774
Fannie Mae Pool #BJ2751 4.50% 204815	44,384	48,071
Fannie Mae Pool #BK4872 4.50% 204815	11,167	12,068
Fannie Mae Pool #MA3496 4.50% 204815	3,799	4,102
Fannie Mae Pool #CA2493 4.50% 204815	2,918	3,151
Fannie Mae Pool #BN4047 4.50% 204815	1,527	1,650
Fannie Mae Pool #BO2264 3.00% 204915	16,772	17,959
Fannie Mae Pool #CA4534 3.00% 204915	15,623	16,734
Fannie Mae Pool #CA3373 3.50% 204915	61,243	65,842
Fannie Mae Pool #FM1257 3.50% 204915	9,976	10,881
Fannie Mae Pool #FM1886 3.50% 204915	1,403	1,485
Fannie Mae Pool #CA3084 4.00% 204915	58,137	61,983
Fannie Mae Pool #CA4819 4.00% 204915	21,390	23,227
Fannie Mae Pool #FM2675 4.00% 204915	20,091	21,817
Fannie Mae Pool #BN5341 4.50% 204915	31,535	34,042
Fannie Mae Pool #MA3639 4.50% 204915	16,860	18,197
Fannie Mae Pool #BN6006 4.50% 204915	6,497	7,015
Fannie Mae Pool #BP1961 3.00% 205015	186,962	199,140
Fannie Mae Pool #CA5517 3.00% 205015	64,858	68,920
Fannie Mae Pool #FM2872 3.00% 205015	57,213	61,311
Fannie Mae Pool #CA5216 3.00% 205015	30,560	32,508
Fannie Mae Pool #BO6274 3.00% 205015	24,010	25,729
Fannie Mae Pool #CA5226 3.00% 205015	15,169	16,136
Fannie Mae Pool #FM2676 4.00% 205015	14,264	15,490
Fannie Mae, Series 2001-25, Class ZA, 6.50% 203115	397	451
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 0.767% 203611,15	1,030	1,020
Fannie Mae, Series 2001-50, Class BA, 7.00% 204115	47	54
Fannie Mae, Series 2002-W3, Class A5, 7.50% 204115	54	66
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 202711,15	2,890	3,203
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 203615	1,069	1,009
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 203615	720	685
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 203615	241	229
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 203615	137	130
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 20695,15	15,903	17,048
Flagstar Mortgage Trust, Series 2017-2, Class A5, 3.50% 20475,11,15	5,713	5,814
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 20485,11,15	15,481	15,909
Freddie Mac 3.50% 203315	1,232	1,305
Freddie Mac 3.50% 203315	188	199
Freddie Mac 3.50% 203415	17,346	18,345
Freddie Mac 3.50% 203415	12,181	12,893
Freddie Mac 3.50% 203415	754	798
Freddie Mac 3.50% 203415	540	572
Freddie Mac 4.00% 204015	1,112	1,221
Freddie Mac 4.00% 204215	10,374	11,356
Freddie Mac 4.50% 204315	1,045	1,163
Freddie Mac 3.50% 204515	28,985	31,921
Freddie Mac 3.50% 204615	282	295
Freddie Mac 4.00% 204615	21,934	23,844
Freddie Mac 4.00% 204615	11,778	12,804
Freddie Mac 4.00% 204615	11,597	12,607
Freddie Mac 4.00% 204615	2,602	2,810

Capital Income Builder — Page 28 of 35

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 204715	$76,980	$81,928
Freddie Mac 3.50% 204715	18,709	19,871
Freddie Mac 3.50% 204715	8,171	8,699
Freddie Mac 4.00% 204715	66,937	71,751
Freddie Mac 4.50% 204715	1,463	1,591
Freddie Mac 4.50% 204715	771	837
Freddie Mac 3.50% 204815	2,182	2,317
Freddie Mac 4.50% 204815	48,556	52,491
Freddie Mac 4.00% 204915	5,031	5,365
Freddie Mac Pool #ZK2977 3.50% 202115	3	4
Freddie Mac Pool #G13173 5.50% 202315	257	268
Freddie Mac Pool #ZK3727 3.00% 202615	177	188
Freddie Mac Pool #ZK3460 3.50% 202615	78	82
Freddie Mac Pool #ZK7598 3.00% 202715	22,819	24,135
Freddie Mac Pool #ZS8452 3.00% 202715	248	262
Freddie Mac Pool #ZK7593 3.00% 202915	5,071	5,366
Freddie Mac Pool #ZK7590 3.00% 202915	2,770	2,934
Freddie Mac Pool #ZS8536 3.00% 202915	42	44
Freddie Mac Pool #RD5008 3.50% 202915	615	650
Freddie Mac Pool #ZS7148 3.50% 203015	22	23
Freddie Mac Pool #ZT1344 3.00% 203315	798	843
Freddie Mac Pool #ZS8710 3.00% 203315	538	568
Freddie Mac Pool #SB0023 3.00% 203315	458	484
Freddie Mac Pool #ZS8102 3.00% 203315	336	355
Freddie Mac Pool #ZK9250 3.00% 203315	226	239
Freddie Mac Pool #ZS8716 3.50% 203315	906	957
Freddie Mac Pool #ZK9806 3.50% 203315	54	57
Freddie Mac Pool #SB8015 2.50% 203415	86,641	90,752
Freddie Mac Pool #ZT2019 3.00% 203415	1,552	1,639
Freddie Mac Pool #ZT1731 3.00% 203415	261	276
Freddie Mac Pool #SB8016 3.00% 203415	59	63
Freddie Mac Pool #ZT1799 3.50% 203415	2,187	2,312
Freddie Mac Pool #ZT1610 3.50% 203415	688	728
Freddie Mac Pool #ZT1732 3.50% 203415	65	69
Freddie Mac Pool #SB8027 3.00% 203515	5,621	5,947
Freddie Mac Pool #A76884 5.00% 203815	1,017	1,161
Freddie Mac Pool #G04697 5.50% 203815	1,722	1,971
Freddie Mac Pool #A87873 5.00% 203915	6,994	7,992
Freddie Mac Pool #G06789 6.00% 204015	68	78
Freddie Mac Pool #Q00232 4.50% 204115	12,432	13,806
Freddie Mac Pool #Q00850 4.50% 204115	407	451
Freddie Mac Pool #G08456 5.00% 204115	216	237
Freddie Mac Pool #G06841 5.50% 204115	3,161	3,618
Freddie Mac Pool #760014 3.514% 204511,15	2,254	2,334
Freddie Mac Pool #G60279 4.00% 204515	13,770	15,018
Freddie Mac Pool #Q52157 3.50% 204715	5,806	6,182
Freddie Mac Pool #K39018 6.50% 204715	326	351
Freddie Mac Pool #SI2002 4.00% 204815	3,674	3,928
Freddie Mac Pool #ZS4785 4.00% 204815	733	781
Freddie Mac Pool #SD7507 3.00% 204915	117,318	125,729
Freddie Mac Pool #SD0214 3.00% 204915	61,530	65,885
Freddie Mac Pool #QA5741 3.00% 204915	8,204	8,787
Freddie Mac Pool #QA5125 3.50% 204915	2,855	3,108
Freddie Mac Pool #ZT1593 3.50% 204915	62	66
Freddie Mac Pool #SD7512 3.00% 205015	148,675	159,328

Capital Income Builder — Page 29 of 35

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD7514 3.50% 205015	$88,723	$95,219
Freddie Mac Pool #RA2472 3.50% 205015	72,084	78,740
Freddie Mac, Series 2122, Class QM, 6.25% 202915	1,034	1,155
Freddie Mac, Series 2019-2, Class MT, 3.50% 205815	5,676	6,208
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 202115	8,533	8,721
Freddie Mac, Series K023, Class A2, Multi Family, 2.307% 202215	18,009	18,593
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 202215	10,110	10,403
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 202215	41,420	42,709
Freddie Mac, Series K024, Class A2, Multi Family, 2.573% 202215	5,965	6,199
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 202215	11,565	11,928
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 202315	3,558	3,692
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 202315	9,380	9,995
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 202315	10,000	10,855
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 202415	28,910	31,591
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 202515	41,090	44,486
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 202515	15,000	16,715
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 202615	3,500	3,802
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 202715	4,360	4,901
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 202711,15	14,250	16,107
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 202715	4,810	5,440
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 202711,15	4,390	4,955
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 202715	2,350	2,682
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 202711,15	2,621	2,987
Freddie Mac, Series 3135, Class OP, principal only, 0% 202615	321	308
Freddie Mac, Series 3136, Class OP, principal only, 0% 203615	1,323	1,286
Freddie Mac, Series 3155, Class FO, principal only, 0% 203615	797	747
Freddie Mac, Series 3147, Class OD, principal only, 0% 203615	494	473
Freddie Mac, Series 3149, Class MO, principal only, 0% 203615	383	365
Freddie Mac, Series 3149, Class AO, principal only, 0% 203615	259	245
Freddie Mac, Series 3117, Class OG, principal only, 0% 203615	157	151
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 205611,15	16,746	17,584
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 205615	16,288	17,139
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 205615	13,246	14,066
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 205615	2,555	2,752
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 205715	13,430	14,297
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 205711,15	24,292	25,042
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 205715	27,616	29,458
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 205715	16,045	17,546
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 205715	13,334	14,564
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 205715	30,838	33,952
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 205815	3,905	4,237
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 205915	56,115	58,670
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 202815	1,195	1,259
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 202915	70,692	74,004
Government National Mortgage Assn. 4.50% 203715	1,304	1,431
Government National Mortgage Assn. 3.50% 204015	158	167
Government National Mortgage Assn. 4.50% 204515	28,584	31,432
Government National Mortgage Assn. 4.50% 204515	3,666	4,031
Government National Mortgage Assn. 4.50% 204515	2,695	2,963
Government National Mortgage Assn. 3.50% 204815	16,864	17,987
Government National Mortgage Assn. 5.00% 204815	518	559
Government National Mortgage Assn. 4.50% 204915	4,595	4,928
Government National Mortgage Assn. 5.00% 204915	6,877	7,451
Government National Mortgage Assn. 3.50% 205015,16	154,164	163,505

Capital Income Builder — Page 30 of 35

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 205015	$7,067	$7,541
Government National Mortgage Assn. 4.50% 205015,16	16,882	18,074
Government National Mortgage Assn. 5.00% 205015,16	5,000	5,389
Government National Mortgage Assn. Pool #783690 6.00% 203915	1,635	1,860
Government National Mortgage Assn. Pool #738938 6.50% 203915	163	190
Government National Mortgage Assn. Pool #783539 5.00% 204015	1,891	2,055
Government National Mortgage Assn. Pool #783689 5.50% 204015	2,199	2,505
Government National Mortgage Assn. Pool #783687 4.50% 204115	1,915	2,073
Government National Mortgage Assn. Pool #783688 5.00% 204115	2,258	2,521
Government National Mortgage Assn. Pool #005198 6.50% 204115	674	777
Government National Mortgage Assn. Pool #MA5468 5.00% 204815	1,916	2,094
Government National Mortgage Assn. Pool #MA6284 3.50% 204915	44,794	47,649
Government National Mortgage Assn. Pool #MA6339 3.50% 204915	32,853	34,986
Government National Mortgage Assn. Pool #MA5878 5.00% 204915	66,314	71,601
Government National Mortgage Assn. Pool #MA6042 5.00% 204915	42,067	45,464
Government National Mortgage Assn. Pool #MA6542 3.50% 205015	2,139	2,275
Government National Mortgage Assn. Pool #773426 4.70% 206115	9	9
Government National Mortgage Assn. Pool #766524 4.079% 206215	15	15
Government National Mortgage Assn. Pool #756728 4.14% 206215	2	2
Government National Mortgage Assn. Pool #795485 4.64% 206215	108	113
Government National Mortgage Assn. Pool #AG8117 4.78% 206415	14	14
Government National Mortgage Assn. Pool #AG8193 4.872% 206415	17	18
Government National Mortgage Assn. Pool #AG8207 4.866% 206415	13	14
Government National Mortgage Assn. Pool #AG8088 4.867% 206415	13	13
Government National Mortgage Assn. Pool #AG8244 4.866% 206515	13	14
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 203515	928	873
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 203715	730	723
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A4, 3.377% 204515	3,105	3,133
GS Mortgage Securities Corp. II, Series 2014-GC18, Class B, 4.885% 204711,15	3,900	3,972
GS Mortgage Securities Corp. II, Series 2017-GS7, Class A4, 3.43% 205015	5,950	6,512
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.306% 204611,15	342	260
JPMorgan Mortgage Trust, Series 2017-2, Class A6, 3.00% 20475,11,15	2,574	2,602
JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50% 20475,11,15	2,523	2,563
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 20505,11,15	8,084	8,239
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20595,11,15	4,894	4,515
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20595,11,15	4,333	4,163
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 20575,11,15	9,666	10,019
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 20625,11,15	5,992	6,138
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 204615	3,000	3,087
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 20475,11,15	29	29
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.737% 20495,11,15	4,500	3,479
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 20495,11,15	5,875	6,051
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20485,11,15	5,660	5,791
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 20485,11,15	9,851	9,879
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 20555,11,15	2,371	2,383
Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.50% 20555,11,15	6,000	6,161
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 20565,11,15	15,573	15,560
Towd Point Mortgage Trust, Series 2017-5, Class A1, 1.087% 20575,11,15	2,548	2,497
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 20575,11,15	31,255	31,600
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20575,11,15	20,141	20,357
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 20575,11,15	18,708	18,822
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 20585,11,15	36,601	37,397
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 20585,11,15	11,182	11,492
Uniform Mortgage-Backed Security 2.00% 203515,16	1,583,895	1,629,000

Capital Income Builder — Page 31 of 35

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.50% 203515,16	$182,490	$190,624
Uniform Mortgage-Backed Security 3.00% 203515,16	3,745	3,945
Uniform Mortgage-Backed Security 3.00% 20501,15,16	125,000	133,142
Uniform Mortgage-Backed Security 3.00% 205015,16	25,000	26,362
Uniform Mortgage-Backed Security 3.50% 205015,16	868,000	917,818
Uniform Mortgage-Backed Security 3.50% 205015,16	262,077	276,737
Uniform Mortgage-Backed Security 3.50% 205015,16	22,252	23,519
Uniform Mortgage-Backed Security 4.00% 205015,16	4,237	4,518
Uniform Mortgage-Backed Security 4.50% 205015,16	19,956	21,522
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 204715	4,000	4,291
		7,392,460
Asset-backed obligations 0.24%
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 20225,15	4,010	3,794
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 20265,15	12,814	11,409
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20215,15	104	104
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 20295,15	9,264	9,226
CWABS, Inc., Series 2004-15, Class AF6, 4.613% 203515	18	18
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 1.004% 203511,15	55	51
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.954% 203611,15	2,988	2,650
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.954% 203711,15	3,657	3,365
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.964% 203711,15	8,057	7,434
Drive Auto Receivables Trust, Series 2017-3, Class D, 3.53% 20235,15	907	908
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78% 202515	11,450	11,438
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 202715	6,757	6,107
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 20235,15	3,856	3,853
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 20255,15	5,710	5,005
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20275,15	38,475	38,370
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20285,15	7,000	7,064
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20305,15	22,965	23,632
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 20315,15	10,339	10,100
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20315,15	40,645	41,585
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 20395,15	3,053	2,898
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 20255,15	10,605	9,677
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 203715	1,827	1,773
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 2.249% 20255,11,15	6,516	6,511
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 202415	13,528	13,692
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 1.711% 20265,11,15	4,952	4,902
Westlake Automobile Receivables Trust, Series 2018-2A, Class B, 3.20% 20245,15	645	646
		226,212
Bonds & notes of governments & government agencies outside the U.S. 0.19%
Dominican Republic 5.875% 20605	700	567
Honduras (Republic of) 8.75% 2020	4,450	4,428
Japan Bank for International Cooperation 2.125% 2020	21,400	21,478
Panama (Republic of) 4.50% 2056	2,585	2,937
PETRONAS Capital Limited 4.55% 20505	1,925	2,100
Portuguese Republic 5.125% 2024	41,500	47,267
Qatar (State of) 4.50% 20285	7,070	8,079
Qatar (State of) 5.103% 20485	4,800	6,000
Romania 3.50% 2034	€1,770	1,881

Capital Income Builder — Page 32 of 35

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Saudi Arabia (Kingdom of) 3.628% 20275	$5,000	$5,255
Saudi Arabia (Kingdom of) 3.625% 20285	11,435	12,012
United Mexican States 3.25% 2030	5,965	5,410
United Mexican States 5.00% 2051	2,370	2,275
United Mexican States, Series M, 6.50% 2021	MXN1,520,500	63,847
		183,536
Federal agency bonds & notes 0.04%
Fannie Mae 2.125% 2026	$37,230	40,339
Municipals 0.04% Illinois 0.02%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	22,485	20,283
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020, 3.236% 2052	8,155	8,199
California 0.01%
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,875	3,962
South Carolina 0.00%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	1,605	1,676
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,000	1,061
		2,737
Washington 0.00%
Energy Northwest, Electric Rev. Bonds (Columbia Generating Station), Series 2015-B, 2.814% 2024	1,565	1,605
		36,786
Total bonds, notes & other debt instruments (cost: $21,959,251,000)		23,116,572
Short-term securities 9.39% Money market investments 9.39%	Shares
Capital Group Central Cash Fund 0.52%3,17	88,446,274	8,847,281
Blackrock FedFund 0.21%17,18	5,000,000	5,000
Invesco Short-term Investments Trust - Government & Agency Portfolio 0.20%17,18	4,290,000	4,290
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 0.15%17,18	2,000,000	2,000
		8,858,571
Total short-term securities (cost: $8,858,150,000)		8,858,571
Total investment securities 102.60% (cost: $90,885,380,000)		96,807,643
Other assets less liabilities (2.60)%		(2,456,565)
Net assets 100.00%		$94,351,078

Capital Income Builder — Page 33 of 35

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount19 (000)	Value at 4/30/202020 (000)	Unrealized appreciation (depreciation) at 4/30/2020 (000)
90 Day Euro Dollar Futures	Short	158	March 2022	$(39,500)	$(39,389)	$3
2 Year U.S. Treasury Note Futures	Long	25,678	July 2020	5,135,600	5,660,193	90,110
5 Year U.S. Treasury Note Futures	Long	20,072	July 2020	2,007,200	2,518,722	37,627
10 Year Ultra U.S. Treasury Note Futures	Long	1,555	June 2020	155,500	244,184	9,521
10 Year U.S. Treasury Note Futures	Short	2,814	June 2020	(281,400)	(391,322)	(4,162)
20 Year U.S. Treasury Bond Futures	Short	236	June 2020	(23,600)	(42,723)	(2,838)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,206	June 2020	220,600	495,867	42,209
						$172,470

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 4/30/2020 (000)
Purchases (000)	Sales (000)
USD410	EUR380	Goldman Sachs	6/5/2020	$(6)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 4/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 4/30/2020 (000)
1.454%	U.S. EFFR	12/10/2020	$1,216,600	$7,664	$—	$7,664
1.4555%	U.S. EFFR	12/10/2020	1,028,400	6,488	—	6,488
1.491%	U.S. EFFR	12/16/2020	1,127,475	7,737	—	7,737
1.487%	U.S. EFFR	12/16/2020	1,112,525	7,606	—	7,606
1.4995%	U.S. EFFR	12/20/2020	2,250,000	16,160	—	16,160
1.426%	U.S. EFFR	2/11/2021	1,200,000	11,928	—	11,928
1.424%	U.S. EFFR	2/11/2021	1,200,000	11,909	—	11,909
3-month USD-LIBOR	2.18075%	3/29/2024	30,600	(2,151)	—	(2,151)
3-month USD-LIBOR	2.194%	3/29/2024	30,800	(2,181)	—	(2,181)
3-month USD-LIBOR	2.21875%	3/29/2024	32,300	(2,319)	—	(2,319)
3-month USD-LIBOR	2.32658%	5/2/2024	139,300	(10,991)	—	(10,991)
3-month USD-LIBOR	2.322%	5/2/2024	591,400	(46,554)	—	(46,554)
3-month USD-LIBOR	2.325%	5/2/2024	1,358,600	(107,111)	—	(107,111)
3-month USD-LIBOR	2.3075%	5/3/2024	591,800	(46,274)	—	(46,274)
3-month USD-LIBOR	1.84%	12/20/2029	730,000	(84,079)	—	(84,079)
3-month USD-LIBOR	2.007%	12/19/2049	78,600	(25,626)	—	(25,626)
3-month USD-LIBOR	2.068%	12/24/2049	83,720	(28,681)	—	(28,681)
					$—	$(286,475)

Capital Income Builder — Page 34 of 35

unaudited

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $26,269,191,000, which represented 27.84% of the net assets of the fund. This amount includes $26,039,983,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	All or a portion of this security was on loan. The total value of all such securities was $165,847,000, which represented .18% of the net assets of the fund.
5	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,184,141,000, which represented 2.31% of the net assets of the fund.
6	Value determined using significant unobservable inputs.
7	Amount less than one thousand.
8	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $202,682,000, which represented .21% of the net assets of the fund.
9	Index-linked bond whose principal amount moves with a government price index.
10	Step bond; coupon rate may change at a later date.
11	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
12	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $88,000, which represented less than .01% of the net assets of the fund.
13	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
14	Scheduled interest and/or principal payment was not received.
15	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
16	Purchased on a TBA basis.
17	Rate represents the seven-day yield at 4/30/2020.
18	Security purchased with cash collateral from securities on loan.
19	Notional amount is calculated based on the number of contracts and notional contract size.
20	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols
ADR = American Depositary Receipts	ICE = Intercontinental Exchange, Inc.
Auth. = Authority	LIBOR = London Interbank Offered Rate
CAD = Canadian dollars	MXN = Mexican pesos
CDI = CREST Depository Interest	Ref. = Refunding
CLO = Collateralized Loan Obligations	Rev. = Revenue
EFFR = Effective Federal Funds Rate	SOFR = Secured Overnight Financing Rate
EUR/€ = Euros	TBA = To-be-announced
G.O. = General Obligation	USD/$ = U.S. dollars
GBP = British pounds

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFPX-012-0620O-S73144	Capital Income Builder — Page 35 of 35

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: June 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: June 30, 2020

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2020